UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04636

                                 The Galaxy Fund
            ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, Ma 02111
            ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Joseph R. Palombo, President
                              One Financial Center
                                Boston, Ma 02111
            ------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 866-840-5469
                                                          ---------------
                   Date of fiscal year end: October 31, 2003
                                          -------------------
                   Date of reporting period: October 31, 2003
                                          -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHICS OMITTED - ACORN, COLUMN, MITRE, HANDSHAKE]


     GALAXY INSTITUTIONAL MONEY MARKET FUNDS

ANNUAL REPORT
October 31, 2003


Galaxy Institutional Government
Money Market Fund

Galaxy Institutional
Money Market Fund

Galaxy Institutional Treasury
Money Market Fund



[LOGO]
Galaxy
Funds

--------------------------------------------------------------------------------
                          THE GALAXY MONEY MARKET FUNDS
                                 PRIVACY NOTICE

      The Galaxy Money Market Funds, each a series of The Galaxy Fund, recognizes and respects the privacy concerns of our customers(1). We provide this notice to you so that you will be aware of the kinds of information we collect and the circumstances under which that information may be disclosed to third parties.

      We collect nonpublic personal information about you from the following sources:

      o  Information received from you on account applications or other forms;
      o  Information about your transactions with us, our affiliates, or others;
      o Information received from you in written, telephonic or electronic communications with us, our affiliates or others;
      o  Information received from a consumer reporting agency; and
      o  Information received from public sources, such as telephone numbers.

      We may disclose all of the information described above that we collect.

      We may disclose nonpublic personal information about you to the following types of third parties affiliated with the Galaxy Money Market Funds:

      o Financial service providers, such as retail banking, mortgage banking, credit card, brokerage and insurance companies.

      You may prohibit the sharing of nonpublic personal information about you with such affiliated third parties. Simply mail a written request with your name, address and account number(s) to the following address, The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520, or call the following toll-free number, 1-866-840-5469. If you make such a request, it will apply to all of your accounts. If you have a joint account, a request by one party will apply to the entire account.

      Your request will not impact existing relationships you may have with Fleet National Bank and its affiliates, such as a Galaxy IRA, Galaxy Access account or Fleet One account.

      We may also disclose nonpublic personal information about you to nonaffiliated third parties if you request or authorize such disclosure, if such disclosure is permitted by law (such as sharing information with companies who maintain or service customer accounts), or if such disclosure is made pursuant to a joint agreement with another company or another financial institution that provides marketing services on our behalf.

      If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

      We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

      In the event that you hold shares of the Galaxy Money Market Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

------------------
(1) For purposes of this notice, the terms "customer" or "customers" include individuals who provide nonpublic personal information to the Galaxy Money Market Funds, but do not invest in shares of the Funds.
--------------------------------------------------------------------------------

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

 PAR VALUE                                              VALUE
 ---------                                              -----


U.S. AGENCY OBLIGATIONS - 68.23%

                FEDERAL HOME LOAN MORTGAGE CORPORATION  - 28.12%

$25,000,000     1.03%, 11/04/03 (A)..............  $  24,997,854
 10,000,000     1.08%, 11/06/03 (A)..............      9,998,500
 35,000,000     1.08%, 12/04/03 (A)..............     34,965,350
 15,000,000     1.02%, 12/16/03 (A)..............     14,980,875
 15,000,000     1.05%, 12/17/03 (A)..............     14,979,875
 40,000,000     1.08%, 01/22/04 (A)..............     39,901,691
  9,299,000     1.06%, 02/13/04 (A)..............      9,270,524
 11,496,000     3.00%, 07/15/04 .................     11,638,607
  5,000,000     1.38%, 11/12/04 .................      5,000,000
  5,000,000     1.41%, 11/15/04 .................      5,000,000
 15,000,000     3.25%, 11/15/04 .................     15,278,218
 13,000,000     1.11%, 09/09/05 (B)..............     13,000,000
 35,000,000     1.11%, 10/07/05 (B)..............     35,000,000
                                                   -------------
                                                     234,011,494
                                                   -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 25.92%

 16,900,000     1.06%, 11/03/03 (A)..............     16,899,005
 12,000,000     1.06%, 11/19/03 (A)..............     11,993,670
 31,833,000     1.07%, 01/02/04 (A)..............     31,776,231
 20,000,000     1.07%, 01/14/04 (A)..............     19,956,011
 40,000,000     0.99%, 01/20/04 (B)..............     39,995,630
  5,000,000     1.30%, 02/06/04 (A)..............      4,982,756
 15,000,000     3.63%, 04/15/04 .................     15,171,721
 30,000,000     1.00%, 09/10/04 (B)..............     29,987,653
 10,000,000     1.50%, 10/01/04 .................     10,000,000
 20,000,000     1.05%, 02/18/05 (B)..............     19,993,410
 15,000,000     1.08%, 03/23/05 (B)..............     14,995,803
                                                   -------------
                                                     215,751,890
                                                   -------------

                FEDERAL HOME LOAN BANK  - 14.19%

 50,000,000     0.97%, 12/12/03 (B)..............     49,995,676
 15,000,000     1.00%, 01/06/04 (B)..............     14,998,974
 10,000,000     4.88%, 04/16/04 .................     10,160,362
  5,000,000     1.25%, 07/02/04 .................      5,000,222
 22,000,000     1.05%, 04/07/05 (B)..............     22,000,000
  6,000,000     1.08%, 04/19/05 (B)..............      5,997,374
 10,000,000     1.04%, 04/25/05 (B)..............      9,994,036
                                                   -------------
                                                     118,146,644
                                                   -------------
                TOTAL U.S. AGENCY OBLIGATIONS....    567,910,028
                                                   -------------
                (Cost $567,910,028)



 PAR VALUE                                              VALUE
 ---------                                              -----

REPURCHASE AGREEMENTS - 35.47%

$ 55,000,000    Repurchase Agreement with:
                Bank of America
                1.05%, Due 11/03/2003, dated 10/31/2003
                Repurchase Price $55,004,813
                (Collateralized by  U.S. Agency
                Obligations, 4.00% - 7.50%
                Due 01/01/2018 - 11/01/2033;
                Total Par $72,731,289
                Market Value $56,650,000)........  $  55,000,000
  52,851,000    Repurchase Agreement with:
                Goldman Sachs & Co.
                1.06%, Due 11/03/2003, dated 10/31/2003
                Repurchase Price $52,855,669
                (Collateralized by  U.S. Agency
                Obligations, 5.50% - 6.50%
                Due 01/01/2017 - 11/01/2033;
                Total Par $75,788,963
                Market Value $54,436,530)........     52,851,000
 100,000,000    Repurchase Agreement with:
                Goldman Sachs & Co.
                1.05%, Due 11/03/2003, dated 10/31/2003
                Repurchase Price $100,008,750
                (Collateralized by  U.S. Agency
                Obligations, 5.50% - 6.50%
                Due 01/01/2017 - 11/01/2033;
                Total Par $143,401,191
                Market Value $103,000,000).......    100,000,000
  10,000,000    Repurchase Agreement with:
                JPMorgan Chase & Co.
                1.07%, Due 11/03/2003, dated 10/31/2003
                Repurchase Price $10,000,892
                (Collateralized by  U.S. Agency
                Obligations, 3.00% - 7.50%
                Due 03/15/2029 - 11/01/2033;
                Total Par $12,179,114
                Market Value $10,251,355)........     10,000,000
  77,352,000    Repurchase Agreement with:
                UBS Finance
                1.06%, Due 11/03/2003, dated 10/31/2003
                Repurchase Price $77,358,833
                (Collateralized by  U.S. Agency
                Obligation, zero coupon
                Due 12/31/2003;
                Total Par $79,033,727
                Market Value $78,899,371)........     77,352,000
                                                   -------------
                TOTAL REPURCHASE AGREEMENTS......    295,203,000
                                                   -------------
                (Cost $295,203,000)

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       1

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

OCTOBER 31, 2003

    SHARES                                             VALUE
  ----------                                         ---------

INVESTMENT COMPANIES - 0.08%

 $  683,387     Dreyfus Cash Management
                Money Market Fund................  $     683,387
                                                   -------------
                TOTAL INVESTMENT COMPANIES.......        683,387
                                                   -------------
                (Cost $683,387)

TOTAL INVESTMENTS - 103.78%......................    863,796,415
                                                   -------------
(Cost $863,796,415)*

NET OTHER ASSETS AND LIABILITIES - (3.78)%.......    (31,485,992)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 832,310,423
                                                   =============

---------------------------
*    Aggregate cost for federal tax purposes.
(A)  Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on October 31, 2003.



                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

 PAR VALUE                                              VALUE
 ---------                                              -----

COMMERCIAL PAPER - 28.11%

                FINANCE  - 26.53%

$ 40,000,000    Amstel Funding Corp.
                1.08%, 11/14/03 (A) (E)..........  $  39,984,400
  48,825,000    Amstel Funding Corp.
                1.06%, 12/09/03 (A) (E)..........     48,770,369
  90,000,000    CXC, LLC
                1.06%, 11/04/03 (A) (E)..........     89,992,050
  50,000,000    CXC, LLC
                1.06%, 11/05/03 (A) (E)..........     49,994,111
  20,000,000    CXC, LLC
                1.08%, 01/12/04 (A) (E)..........     19,956,800
  50,000,000    Dexia Delaware LLC
                1.05%, 11/05/03 (A)..............     49,994,167
  68,398,000    Falcon Asset Securitization Corp.
                1.05%, 11/07/03 (A) (E)..........     68,386,030
  50,000,000    Falcon Asset Securitization Corp.
                1.05%, 11/24/03 (A) (E)..........     49,966,458
  53,800,000    Govco, Inc.
                1.07%, 11/05/03 (A) (E)..........     53,793,604
  50,000,000    Govco, Inc.
                1.05%, 12/05/03 (A) (E)..........     49,950,417
  65,000,000    Grampian Funding Ltd.
                1.09%, 12/03/03 (A) (E)..........     64,937,022
   5,000,000    Grampian Funding Ltd.
                1.10%, 01/07/04 (A) (E)..........      4,989,764
  50,000,000    HBOS Treasury Services, Plc
                1.05%, 11/14/03 (A)..............     49,981,042
 100,000,000    Jupiter Securitization Corp.
                1.05%, 12/01/03 (A) (E)..........     99,912,500
  15,000,000    Jupiter Securitization Corp.
                1.06%, 12/04/03 (A) (E)..........     14,985,425
  38,914,000    Old Line Funding Corp.
                1.07%, 11/20/03 (A) (E)..........     38,892,024
  20,000,000    Old Line Funding Corp.
                1.05%, 12/08/03 (A) (E)..........     19,978,417
  36,766,000    Old Line Funding Corp.
                1.06%, 12/19/03 (A) (E)..........     36,714,037
  50,000,000    Preferred Receivables Funding Corp.
                1.05%, 11/04/03 (A) (E)..........     49,995,625
 100,000,000    Preferred Receivables Funding Corp.
                1.05%, 11/13/03 (A) (E)..........     99,965,000
  25,000,000    Toronto Dominion Holdings, Inc.
                1.04%, 11/20/03 (A)..............     24,986,278
 100,000,000    Variable Funding Capital Corp.
                1.05%, 11/07/03 (A) (E)..........     99,982,500
  50,000,000    Windmill Funding Corp.
                1.05%, 12/02/03 (A) (E)..........     49,954,792
                                                   -------------
                                                   1,176,062,832
                                                   -------------

                MUNICIPAL  - 1.58%

  30,000,000    Texas Public Finance Authority
                1.15%, 01/13/04 .................     30,000,000


 PAR VALUE                                              VALUE
 ---------                                              -----

                MUNICIPAL (CONTINUED)

 $40,000,000    Texas Public Finance Authority
                1.15%, 03/11/04 .................  $  40,000,000
                                                   -------------
                                                      70,000,000
                                                   -------------
                TOTAL COMMERCIAL PAPER...........  1,246,062,832
                                                   -------------
                (Cost $1,246,062,832)

CORPORATE NOTES AND BONDS - 25.24%

                FINANCE  - 23.82%

 43,000,000     American Express Credit Corp.
                Senior Note, Series B, MTN
                1.16%, 11/05/04 (B)..............     43,000,000
 69,000,000     American Express Credit Corp.
                Senior Note, Series B, MTN
                Extendible
                1.14%, 11/19/04 (B) (D)..........     69,000,000
 55,000,000     American Honda Finance Corp., MTN
                1.08%, 06/24/04 (B) (D)..........     55,000,000
 24,171,000     Associates Corp. of North America
                Senior Note
                5.75%, 11/01/03 .................     24,171,000
 10,000,000     Associates Corp. of North America
                Senior Note
                5.80%, 04/20/04 .................     10,205,982
  1,000,000     Autumn House, Series 2003
                1.10%, 02/01/28 (B)
                LOC: SunTrust Bank ..............      1,000,000
 25,000,000     Bank One N.A. Illinois, BN
                1.18%, 04/13/04 (B)..............     25,009,581
  9,085,000     Central Ohio Medical Textile
                Series 2003
                1.15%, 03/01/23 (B)
                LOC: National City Bank..........      9,085,000
 12,210,000     Citigroup, Inc.
                5.70%, 02/06/04 .................     12,350,920
 15,000,000     Citigroup, Inc.
                1.35%, 03/09/04 (B)..............     15,014,876
  2,115,000     Corporate Finance Managers
                1.20%, 02/02/43 (B)
                LOC: Wells Fargo Bank, N.A.......      2,115,000
  2,000,000     Don Greene Poultry, Inc.
                1.12%, 10/01/25 (B)
                LOC: Wachovia Bank, N.A. ........      2,000,000
  5,490,000     ETC Holdings LLC
                1.15%, 04/01/28 (B)
                LOC: U.S. Bank, N.A..............      5,490,000
  3,050,000     Fe LLC, Series A
                1.09%, 04/01/28 (B)
                LOC: Fifth Third Bank............      3,050,000
  4,730,000     Foster/Schweihofer Real Estate
                Co. LLC, Series 2003
                1.09%, 09/20/33 (B)
                LOC: Fifth Third Bank............      4,730,000
 15,000,000     General Electric Capital Corp.
                Extendible
                1.20%, 11/08/04 (B)..............     15,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       3

INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2003

 PAR VALUE                                              VALUE
 ---------                                              -----


                FINANCE (CONTINUED)

$125,000,000   General Electric Capital Corp., MTN
                Extendible
                1.20%, 11/16/04 (B)..............  $ 125,093,668
 100,000,000    Goldman Sachs Group, Inc., MTN
                Extendible
                1.30%, 11/10/04 (B) (D)..........    100,186,700
   3,400,000    Green St. Surgery Center
                Series 2003
                1.15%, 03/01/23 (B)
                LOC: National City Bank..........      3,400,000
  30,000,000    HBOS Treasury Services Plc, MTN
                1.15%, 07/19/04 (B) (D)..........     30,015,159
  50,000,000    HBOS Treasury Services Plc, MTN
                1.15%, 08/23/04 (B) (D)..........     50,028,405
  25,000,000    JPMorgan Chase & Co.
                Senior Note, Series C, MTN
                1.30%, 05/20/04 (B)..............     25,030,955
   5,000,000    Keyes Co.
                Series 2003
                1.15%, 06/01/18 (B)
                LOC: SunTrust Bank ..............      5,000,000
  50,000,000    LP Pinewood SPV LLC
                1.12%, 02/01/18 (B)
                LOC: Wachovia Bank, N.A. ........     50,000,000
   2,660,000    Manor Homes Holdings LLC/
                Stewart Lodge Holdings LLC
                Series 2000
                1.14%, 06/01/23 (B)
                LOC: Fifth Third Bank............      2,660,000
   7,000,000    Marsh Enterprises LLC
                1.09%, 01/01/28 (B)
                LOC: Fifth Third Bank............      7,000,000
  15,000,000    MBIA Global Funding LLC, MTN
                1.11%, 11/17/03 (B) (D)..........     15,000,000
  40,000,000    MBIA Global Funding LLC, MTN
                1.10%, 04/02/04 (B) (D)..........     40,000,000
  16,125,000    Morgan Stanley
                5.63%, 01/20/04 .................     16,280,831
  25,000,000    National City Bank, BN
                1.15%, 11/14/03 (B)..............     25,000,721
  70,000,000    National City Bank, BN
                1.07%, 03/30/04 (B)..............     69,997,224
   3,955,000    National Rural Utilities
                Cooperative Finance
                6.00%, 01/15/04 .................      3,993,526
  27,000,000    National Rural Utilities
                Cooperative Finance
                5.25%, 07/15/04 .................     27,751,364
   5,500,000    Rockwood Quarry LLC
                1.13%, 12/01/22 (B)
                LOC: Fifth Third Bank............      5,500,000
  40,000,000    Royal Bank of Canada, Yankee, MTN
                1.10%, 11/10/04 (B)..............     40,000,000
  16,575,000    SDB Private Residence Hall LP
                1.15%, 03/01/28 (B)
                LOC: U.S. Bank, N.A..............     16,575,000
  10,000,000    Toyota Motor Credit Corp., MTN
                1.07%, 11/24/03 (B)..............     10,000,000

 PAR VALUE                                              VALUE
 ---------                                              -----

 $20,000,000    U.S. Bank, N.A., BN
                1.17%, 11/14/03 (B)..............  $  20,000,681
   3,000,000    Vancouver Clinic Building
                1.10%, 02/13/23 (B)
                LOC: U.S. Bank, N.A..............      3,000,000
  27,539,000    Wachovia Corp.
                6.95%, 11/01/04 .................     29,020,332
  29,300,000    Wells Fargo Bank, N.A., BN
                1.06%, 11/24/03 (B)..............     29,300,000
   9,915,000    Zoological Society of Philadelphia
                Series 2003
                1.17%, 06/01/18 (B)
                LOC: Wachovia Bank, N.A. ........      9,915,000
                                                   -------------
                                                   1,055,971,925
                                                   -------------

                CONSUMER STAPLES  - 1.24%

  37,838,000    Abbott Laboratories
                5.13%, 07/01/04 .................     38,790,530
   4,525,000    Diageo Capital Plc
                6.63%, 06/24/04 .................      4,679,368
   6,150,000    Grand Metropolitan Investment Corp.
                7.13%, 09/15/04 .................      6,452,328
   5,095,000    Unilever Capital Corp.
                6.75%, 11/01/03 .................      5,095,000
                                                   -------------
                                                      55,017,226
                                                   -------------

                UTILITY  - 0.18%

   8,000,000    South Central Communication
                1.09%, 04/01/18 (B)
                LOC: Fifth Third Bank............      8,000,000
                                                   -------------
                TOTAL CORPORATE NOTES AND BONDS..  1,118,989,151
                                                   -------------
                (Cost $1,118,989,151)

U.S. AGENCY OBLIGATIONS - 17.48%

                FEDERAL HOME LOAN MORTGAGE CORPORATION  - 7.84%

  25,000,000    3.75%, 04/15/04, MTN.............     25,268,926
  40,000,000    1.01%, 06/17/04 (A)..............     39,746,828
   1,250,000    3.00%, 07/15/04 .................      1,265,420
  31,175,000    1.38%, 11/12/04, MTN.............     31,175,000
  35,000,000    1.41%, 11/15/04, MTN.............     35,000,000
  15,000,000    3.25%, 11/15/04 .................     15,278,218
  70,000,000    1.11%, 09/09/05 (B)..............     70,000,000
 130,000,000    1.11%, 10/07/05 (B)..............    130,000,000
                                                   -------------
                                                     347,734,392
                                                   -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 5.98%

  25,000,000    5.13%, 02/13/04 .................     25,265,063
  25,000,000    1.10%, 05/28/04 (A)..............     24,841,799
  20,000,000    1.25%, 08/27/04 .................     19,996,915
  10,000,000    1.45%, 09/03/04 .................      9,999,902
  40,000,000    1.50%, 10/01/04 .................     40,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       4

INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2003

 PAR VALUE                                              VALUE
 ---------                                              -----


                FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)

$ 55,000,000    1.35%, 11/02/04 .................  $  55,000,000
  90,000,000    1.07%, 03/23/05 (B)..............     89,974,816
                                                   -------------
                                                     265,078,495
                                                   -------------

                FEDERAL HOME LOAN BANK - 3.66%

  17,000,000    4.88%, 04/16/04 .................     17,272,616
  50,000,000    1.25%, 07/02/04 .................     50,002,218
   2,880,000    2.25%, 08/13/04 .................      2,902,208
  37,000,000    1.08%, 04/19/05 (B)..............     36,983,804
  55,000,000    1.04%, 04/25/05 (B)..............     54,967,199
                                                   -------------
                                                     162,128,045
                                                   -------------
                TOTAL U.S. AGENCY OBLIGATIONS....    774,940,932
                                                   -------------
                (Cost $774,940,932)

CERTIFICATES OF DEPOSIT - 17.14%

  50,000,000    Bank of New York
                1.07%, 02/10/04 (B)..............     50,000,000
  25,000,000    Bank One, N.A.
                1.32%, 05/10/04 (B)..............     25,032,786
  75,000,000    Barclays Bank Plc, Yankee
                1.09%, 01/28/04 .................     75,001,830
  70,000,000    Canadian Imperial Bank of Commerce
                Extendible, Yankee
                1.14%, 11/15/04 (B)..............     70,000,000
 100,000,000    Credit Suisse First Boston N.Y.
                Yankee
                1.10%, 07/07/04 (B)..............    100,000,000
  50,000,000    Deutsche Bank AG, Yankee
                1.08%, 12/03/03 .................     50,000,371
  50,000,000    Deutsche Bank AG, Yankee
                1.07%, 12/30/03 .................     49,999,995
  25,000,000    First Tennessee Bank
                1.05%, 02/04/04 (B)..............     24,998,654
  30,000,000    HBOS Treasury Securities, Plc
                Yankee
                0.90%, 12/29/03 .................     29,991,256
 100,000,000    HSBC USA, Inc., Yankee
                1.07%, 12/09/03 .................    100,000,524
 100,000,000    Lasalle Bank, N.A.
                1.07%, 11/06/03 .................    100,000,000
  55,000,000    Marshall & Ilsley Bank
                1.08%, 01/20/04 .................     54,998,777
  30,000,000    Rabobank Nederland NV, Yankee
                1.33%, 04/19/04 .................     30,000,000
                                                   -------------
                TOTAL CERTIFICATES OF DEPOSIT....    760,024,193
                                                   -------------
                (Cost $760,024,193)

MUNICIPAL SECURITIES - 10.59%

                ARKANSAS  - 0.16%

   7,000,000    Union County, IDR
                Del-Tin Fiber Project
                1.14%, 10/01/27 (C)
                LOC: Bank One, N.A...............      7,000,000
                                                   -------------

 PAR VALUE                                              VALUE
 ---------                                              -----


                CALIFORNIA  - 2.33%

$ 12,000,000    Access to Loans for Learning
                Student Loan Corp.
                Student Loan, Series II-A6
                1.12%, 07/01/36 (C)
                LOC: State Street Bank & Trust Co. $  12,000,000
  10,000,000    Los Angeles Community
                Redevelopment Agency
                Tax Allocation, Series A
                1.14%, 12/01/18 (C)
                Insured: FSA
                SPA: Wachovia Bank, N.A..........     10,000,000
  18,580,000    Orange County Board of Education
                Esplanade Project, COP
                1.12%, 06/01/32 (C)
                Insured: FSA
                LOC: Dexia Credit Local de France     18,580,000
  12,400,000    Sacramento County Pension Bonds
                1.10%, 07/01/20 (C)
                LOC: Bayerische Landesbank GZ....     12,400,000
   3,030,000    Sacramento Housing Authority
                Multi-Family Housing Revenue
                Natomas Fort
                1.13%, 04/15/36 (C)
                LIQ FAC: FNMA....................      3,030,000
  13,250,000    San Jose Financing Authority
                Lease Revenue, Hayes Mansion
                Series C
                1.10%, 07/01/24 (C)
                Insured: AMBAC
                SPA: Bank of Nova Scotia.........     13,250,000
  11,250,000    San Jose Redevelopment Agency
                Merged Area, Series A
                1.12%, 08/01/28 (C)
                LOC: JPMorgan Chase Bank.........     11,250,000
   8,000,000    San Jose Redevelopment Agency
                Merged Area, Series G
                1.10%, 08/01/29 (C)
                LOC: Bank of New York............      8,000,000
  14,600,000    San Jose Redevelopment Agency
                Merged Area, Series H
                1.10%, 08/01/29 (C)
                LOC: Bank of New York............     14,600,000
                                                   -------------
                                                     103,110,000
                                                   -------------

                COLORADO  - 0.47%

  21,000,000    Colorado HFA
                Multi-Family Housing
                Class I, Series A-1
                1.10%, 10/01/33 (C)
                SPA: FHLB........................     21,000,000
                                                   -------------

                FLORIDA  - 0.48%

   1,400,000    Collier County, IDA, Health Care Facilities
                Community Health, Series B
                1.17%, 11/01/19 (C)
                LOC: Wachovia Bank, N.A. ........      1,400,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       5

INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2003

 PAR VALUE                                              VALUE
 ---------                                              -----

                FLORIDA (CONTINUED)

$10,110,000     Dade County, Expressway Authority
                Toll System Revenue
                1.12%, 07/01/19 (C)
                Insured: FGIC
                SPA: FGIC SPI....................  $  10,110,000
  6,750,000     Florida Housing Finance Corp.
                Affordable Housing, Series A
                1.10%, 01/01/47 (C)
                Insured: AMBAC
                SPA: Dexia Credit Local de France      6,750,000
  3,000,000     Homestead Special Obligation
                Speedway Project
                1.15%, 11/01/18 (C)
                LOC: SunTrust Bank ..............      3,000,000
                                                   -------------
                                                      21,260,000
                                                   -------------

                GEORGIA  - 0.46%

  4,000,000     Cobb County Development Authority
                Leeman Construction Co. Project
                1.15%, 09/01/23 (C)
                LOC: SunTrust Bank ..............      4,000,000
  7,485,000     De Kalb County Development Authority
                Emory University Project
                1.13%, 12/04/03 .................      7,485,000
  9,045,000     Private Colleges & Universities Authority
                Emory University Project, Series B
                1.05%, 11/01/29 (C)..............      9,045,000
                                                   -------------
                                                      20,530,000
                                                   -------------

                ILLINOIS  - 0.49%

 19,000,000     Chicago Midway Airport Revenue
                Second Lien, Series A
                1.14%, 01/01/21 (C)
                Insured: FSA
                SPA: JPMorgan Chase Bank.........     19,000,000
  1,700,000     Illinois Housing Development Authority
                Multi-Family Housing Project, Series A
                1.11%, 09/01/26 (C)
                Insured: AMBAC
                SPA: Bank One, N.A...............      1,700,000
  1,000,000     Illinois Student Assistance
                Community Student Loan, Series B
                1.12%, 03/01/16 (C)
                LOC: Bank of America, N.A. ......      1,000,000
                                                   -------------
                                                      21,700,000
                                                   -------------

                INDIANA  - 0.02%

    900,000     Indiana Health Facility Financing Authority
                Golden Years Project, Series B
                1.20%, 06/01/12 (C)
                LOC: Wells Fargo Bank N.A........        900,000
                                                   -------------


 PAR VALUE                                              VALUE
 ---------                                              -----


                LOUISIANA  - 1.10%

$48,500,000     New Orleans Pension Revenue
                1.12%, 09/01/30 (C)
                Insured: AMBAC
                SPA: Bank One, N.A. .............  $  48,500,000
                                                   -------------

                MAINE  - 1.04%

 46,000,000     Portland Taxable Pension Bonds, GO
                1.05%, 06/01/26 (C)
                SPA: Landesbank Hessen-Thuringen GZ   46,000,000
                                                   -------------

                MARYLAND  - 0.26%

  1,000,000     Baltimore Community Development
                Financing Corp.
                1.14%, 08/15/30 (C)
                Insured: MBIA
                SPA: Wachovia Bank, N.A. ........      1,000,000
  3,795,000     Baltimore County
                Oak Crest Village Project
                Series B
                1.13%, 01/01/29 (C)
                LOC: Wachovia Bank, N.A. ........      3,795,000
  2,890,000     Maryland State HEFA
                Charlestown Project, Series B
                1.15%, 01/01/28 (C)
                LOC: Wachovia Bank, N.A. ........      2,890,000
  3,700,000     Maryland State HEFA
                Glen Meadows Retirement, Series B
                1.15%, 07/01/29 (C)
                LOC: Wachovia Bank, N.A. ........      3,700,000
                                                   -------------
                                                      11,385,000
                                                   -------------

                MICHIGAN  - 0.17%

  1,200,000     Detroit, Series B, GO
                1.10%, 05/01/05 (C)
                LOC: Bank One, N.A...............      1,200,000
  6,480,000     Michigan State University
                Series B
                1.10%, 08/15/22 (C)
                SPA: Dexia Credit Local de France      6,480,000
                                                   -------------
                                                       7,680,000
                                                   -------------

                MINNESOTA  - 0.42%

  3,235,000     Eagan Multi-Family Housing Revenue
                Thomas Lake, Series A-2
                1.05%, 03/15/33 (C)
                LIQ FAC: FNMA....................      3,235,000
 10,800,000     Fairview Hospital and Healthcare Services
                Series A, ACES
                1.10%, 11/01/15 (C)
                Insured: MBIA
                SPA: U.S. Bank, N.A..............     10,800,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       6

INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2003

 PAR VALUE                                              VALUE
 ---------                                              -----



                MINNESOTA (CONTINUED)

 $ 4,450,000    Minneapolis Taxable Pension, GO
                1.15%, 12/01/13 (C)
                SPA: Dexia Credit Local de France  $   4,450,000
                                                   -------------
                                                      18,485,000
                                                   -------------

                MISSOURI  - 0.04%

   1,800,000    St. Louis IDA
                Multi-Family Housing Revenue
                Metro Lofts, Series B
                1.20%, 03/15/36 (C)
                LIQ FAC: FNMA....................      1,800,000
                                                   -------------

                NEVADA  - 0.04%

   1,805,000    Nevada Housing Division
                Multi-Unit Housing, Series B
                1.11%, 07/01/32 (C)
                LOC: U.S. Bank, N.A..............      1,805,000
                                                   -------------

                NEW JERSEY  - 1.44%

  64,000,000    New Jersey EDA
                State Pension Funding Revenue
                1.10%, 02/15/29 (C)
                Insured: FSA
                SPA: Dexia Credit Local de France     64,000,000
                                                   -------------

                NEW YORK  - 0.19%

   2,200,000    New York State HFA
                East 39th Street Housing, Series B
                1.12%, 11/15/31 (C)
                LIQ FAC: FNMA....................      2,200,000
   4,600,000    New York State HFA
                Kew Gardens, Series B
                1.10%, 05/15/36 (C)
                LIQ FAC: FNMA....................      4,600,000
   1,720,000    New York State HFA, Series B
                1.12%, 05/15/31 (C)
                LIQ FAC: FNMA....................      1,720,000
                                                   -------------
                                                       8,520,000
                                                   -------------

                PENNSYLVANIA  - 0.59%

   1,675,000    Cumberland County Municipal Authority
                LSN/TLS Obligation Group, Series B
                1.15%, 01/01/08 (C)
                LOC: Wachovia Bank, N.A..........      1,675,000
  10,605,000    Cumberland County Municipal Authority
                LSN/TLS Obligation Group, Series C
                1.15%, 01/01/33 (C)
                LOC: Wachovia Bank, N.A..........     10,605,000
  13,840,000    Donegal Crossing LLC
                1.17%, 08/15/27 (C)
                LOC: FHLB........................     13,840,000
                                                   -------------
                                                      26,120,000
                                                   -------------


 PAR VALUE                                              VALUE
 ---------                                              -----

                TENNESSEE  - 0.19%

$  8,500,000    Jackson Energy Authority
                Series A
                1.15%, 10/01/25 (C)
                Insured: FGIC
                SPA: Bank of America, N.A........  $   8,500,000
                                                   -------------

                TEXAS  - 0.29%

  13,000,000    Harris County, Houston Sports Authority
                Special Revenue, Junior Lien
                National Football League, Series E
                1.17%, 11/15/30 (C)
                Insured: MBIA
                SPA: JPMorgan Chase Bank.........     13,000,000
                                                   -------------

                VIRGINIA  - 0.14%

   6,270,000    Norfolk Parking Facility Improvement
                Systems, Series A
                1.12%, 02/01/09 (C)
                LOC: Bank of America, N.A........      6,270,000
                                                   -------------

                WASHINGTON  - 0.27%

   2,580,000    Washington State HFC
                Multi-Family Housing Revenue
                Auburn Meadows, Series B
                1.20%, 07/01/36 (C)
                LOC: Wells Fargo Bank, N.A.......      2,580,000
   6,825,000    Washington State HFC
                Multi-Family Housing Revenue
                Heatherwood Apartments, Series B
                1.15%, 01/01/35 (C)
                LOC: U.S. Bank, N.A..............      6,825,000
   2,500,000    Washington State HFC
                Multi-Family Housing Revenue
                Vintage Project, Series B
                1.13%, 01/15/37 (C)
                LIQ FAC: FNMA....................      2,500,000
                                                   -------------
                                                      11,905,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES.......    469,470,000
                                                   -------------
                (Cost $469,470,000)

REPURCHASE AGREEMENTS - 4.46%

  81,881,000    Repurchase Agreement with:
                JPMorgan Chase & Co.
                1.07%, Due 11/03/2003
                dated 10/31/2003
                Repurchase Price $81,888,301
                (Collateralized by U.S. Agency and
                Corporate Asset-Backed
                Securities, 3.00% - 7.50%
                Due 03/15/2029 - 11/01/2033;
                Total Par $99,723,802
                Market Value $83,939,122)........     81,881,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       7

INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2003

 PAR VALUE                                              VALUE
 ---------                                              -----


REPURCHASE AGREEMENTS (CONTINUED)

 $115,755,000   Repurchase Agreement with:
                UBS Finance
                1.06%, Due 11/03/2003
                dated 10/31/2003
                Repurchase Price $115,765,225
                (Collateralized by U.S. Agency
                Obligations, zero coupon
                Due 12/31/2003;
                Total Par $118,271,656
                Market Value $118,070,596).......  $ 115,755,000
                                                  --------------
                TOTAL REPURCHASE AGREEMENTS......    197,636,000
                                                  --------------
                (Cost $197,636,000)

   SHARES
------------

INVESTMENT COMPANIES - 0.01%

      3,850     Dreyfus Cash Management
                Money Market Fund................          3,850
    503,196     Federated Prime Obligations Money
                Market Trust Fund................        503,196
                                                  --------------
                TOTAL INVESTMENT COMPANIES.......        507,046
                                                  --------------
                (Cost $507,046)

TOTAL INVESTMENTS - 103.03%......................  4,567,630,154
                                                  --------------
(Cost $4,567,630,154)*

NET OTHER ASSETS AND LIABILITIES - (3.03)%.......   (134,350,316)
                                                  --------------
NET ASSETS - 100.00%............................. $4,433,279,838
                                                  ==============

---------------------------------------
*          Aggregate cost for federal tax purposes.
(A)        Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on October 31, 2003.
(C) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on October 31, 2003.
(D) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified institutional buyers. On October 31, 2003, these securities amounted to $359,230,264 or 8.10% of net assets.
(E) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. On October 31, 2003, these securities amounted to $1,051,101,345 or 23.71% of net assets.

ACES       Automatically Convertible Securities
AMBAC      American Municipal Bond Assurance Corp.
BN         Bank Note
COP        Certificate of Participation
EDA        Economic Development Authority
FGIC       Federal Guaranty Insurance Corp.
FGIC SPI   FGIC Securities Purchase, Inc.
FHLB       Federal Home Loan Bank
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance Company
GO         General Obligation
HEFA       Health and Educational Facilities Authority
HFA        Housing Finance Authority
HFC        Housing Finance Commission
IDA        Industrial Development Authority
IDR        Industrial Development Revenue
LIQ FAC    Liquidity Facility
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
MTN        Medium Term Note
SPA        Stand-by Purchase Agreement


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

 PAR VALUE                                              VALUE
 ---------                                              -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.03%

                U.S. TREASURY NOTES - 22.71%

$100,000,000    4.25%, 11/15/03 .................  $ 100,093,572
  60,000,000    3.00%, 11/30/03 .................     60,069,791
  50,000,000    3.00%, 02/29/04 .................     50,277,097
 235,000,000    3.63%, 03/31/04 .................    237,330,928
 200,000,000    2.88%, 06/30/04 .................    202,418,558
  30,000,000    2.25%, 07/31/04 .................     30,252,842
  25,000,000    2.13%, 08/31/04 .................     25,165,521
  65,000,000    2.13%, 10/31/04 .................     65,603,473
 125,000,000    5.88%, 11/15/04 .................    130,872,134
                                                   -------------
                                                     902,083,916
                                                   -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 7.16%

 165,000,000    0.99%, 01/20/04 (B)..............    164,981,785
  25,163,000    1.28%, 02/06/04 (A)..............     25,076,216
  59,302,000    5.13%, 02/13/04 .................     59,934,308
  34,500,000    1.05%, 02/18/05 (B)..............     34,488,611
                                                   -------------
                                                     284,480,920
                                                   -------------

                FEDERAL HOME LOAN BANK - 5.24%

 140,000,000    1.00%, 01/06/04 (B)..............    139,990,493
  28,000,000    1.08%, 04/19/05 (B)..............     27,987,743
  40,000,000    1.04%, 04/25/05 (B)..............     39,976,145
                                                   -------------
                                                     207,954,381
                                                   -------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION  - 3.67%

  50,000,000    5.25%, 02/15/04 .................     50,555,869
  20,000,000    3.25%, 11/15/04 .................     20,370,957
  75,000,000    1.11%, 09/09/05 (B)..............     75,000,000
                                                   -------------
                                                     145,926,826
                                                   -------------

                FEDERAL FARM CREDIT BANK  - 0.25%

  10,000,000    1.09%, 04/14/04 (B)..............      9,997,628
                                                   -------------
                TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS...............  1,550,443,671
                                                   -------------
                (Cost $1,550,443,671)

REPURCHASE AGREEMENTS - 60.77%

 600,000,000    Repurchase Agreement with:
                Bank of America
                1.00%, Due 11/03/2003
                dated 10/31/2003
                Repurchase Price $600,050,000
                (Collateralized by U.S. Treasury
                Obligations, 2.00% - 7.50%
                Due 11/28/2003 - 05/15/2021;
                Total Par $879,478,000
                Market Value $612,000,291).......    600,000,000


 PAR VALUE                                              VALUE
 ---------                                              -----

REPURCHASE AGREEMENTS  (CONTINUED)

$150,000,000    Repurchase Agreement with:
                Goldman Sachs & Co.
                0.98%, Due 11/03/2003
                dated 10/31/2003
                Repurchase Price $150,012,250
                (Collateralized by U.S. Treasury
                Bonds and Notes, 4.25% - 12.50%
                Due 11/15/2003 - 11/15/2014;
                Total Par $121,351,000
                Market Value $153,000,200).......  $ 150,000,000
 600,000,000    Repurchase Agreement with:
                Greenwich Capital Markets
                1.00%, Due 11/03/2003
                dated 10/31/2003
                Repurchase Price $600,050,000
                (Collateralized by U.S. Treasury
                Notes, 5.00% - 7.25%
                Due 05/15/2004 - 02/15/2011;
                Total Par $540,468,000
                Market Value $612,002,364).......    600,000,000
 150,000,000    Repurchase Agreement with:
                JPMorgan Chase & Co.
                1.00%, Due 11/03/2003
                dated 10/31/2003
                Repurchase Price $150,012,500
                (Collateralized by U.S. Treasury
                Notes, 1.25% - 4.38%
                Due 05/31/2005 - 11/15/2012;
                Total Par $151,781,000
                Market Value $153,000,725).......    150,000,000
 100,000,000    Repurchase Agreement with:
                Lehman Brothers, Inc.
                0.97%, Due 11/03/2003
                dated 10/31/2003
                Repurchase Price $100,008,083
                (Collateralized by U.S. Treasury
                Bond and Note, 5.25% - 6.00%
                Due 08/15/2009 - 11/15/2028;
                Total Par $90,916,000
                Market Value $101,974,436).......    100,000,000
  50,000,000    Repurchase Agreement with:
                Morgan Stanley & Co., Inc.
                0.95%, Due 11/03/2003
                dated 10/31/2003
                Repurchase Price $50,003,958
                (Collateralized by U.S. Treasury
                Inflationary Index Bonds and
                Notes, 3.38% - 3.50%
                Due 01/15/2011 - 01/15/2012;
                Total Par $43,805,000
                Market Value $51,500,974)........     50,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       9

INSTITUTIONAL TREASURY MONEY MARKET FUND

OCTOBER 31, 2003

 PAR VALUE                                              VALUE
 ---------                                              -----


REPURCHASE AGREEMENTS  (CONTINUED)

$150,000,000    Repurchase Agreement with:
                State Street Bank & Trust Co.
                0.95%, Due 11/03/2003
                dated 10/31/2003
                Repurchase Price $150,011,875
                (Collateralized by U.S. Treasury
                Notes, 2.00% - 2.25%
                Due 07/31/2004 - 11/30/2004;
                Total Par $150,670,000
                Market Value $153,006,640)....... $  150,000,000
 600,000,000    Repurchase Agreement with:
                UBS Finance
                1.00%, Due 11/03/2003
                dated 10/31/2003
                Repurchase Price $600,050,000
                (Collateralized by U.S. Treasury
                Bills, zero coupon
                Due 01/02/2004 - 03/25/2004;
                Total Par $613,354,000
                Market Value $612,002,093).......    600,000,000
  14,333,000    Repurchase Agreement with:
                UBS Finance
                1.06%, Due 11/03/2003
                dated 10/31/2003
                Repurchase Price $14,334,266
                (Collateralized by U.S. Agency
                Obligations, zero coupon
                Due 12/31/2003;
                Total Par $14,644,617
                Market Value $14,619,721)........     14,333,000
                                                  --------------
                TOTAL REPURCHASE AGREEMENTS......  2,414,333,000
                                                  --------------
                (Cost $2,414,333,000)

TOTAL INVESTMENTS - 99.80%.......................  3,964,776,671
                                                  --------------
(Cost $3,964,776,671)*
NET OTHER ASSETS AND LIABILITIES - 0.20%.........      7,831,245
                                                  --------------
NET ASSETS - 100.00%............................. $3,972,607,916
                                                  ==============

---------------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on October 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       10

                      This page left blank intentionally.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

                                                                INSTITUTIONAL GOVERNMENT    INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                                    MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                                ------------------------  -----------------  ---------------------
ASSETS:
   Investments
     Investments at amortized cost .............................     $  568,593,415        $4,369,994,154       $1,550,443,671
     Repurchase agreements......................................        295,203,000           197,636,000        2,414,333,000
                                                                     --------------        --------------       --------------
       Total Investments at value...............................        863,796,415         4,567,630,154        3,964,776,671
   Cash.........................................................                619                   824                   --
   Interest and dividends receivable............................            700,950             7,309,200           11,266,513
   Deferred Trustees' fees......................................             15,399                38,938               96,927
                                                                     --------------        --------------       --------------
     Total Assets...............................................        864,513,383         4,574,979,116        3,976,140,111
                                                                     --------------        --------------       --------------

LIABILITIES:
   Distributions payable........................................            298,781             1,740,403            2,269,338
   Payable to custodian.........................................                 --                    --                5,021
   Payable for investments purchased............................         31,776,231           139,347,283                   --
   Payable to Fleet and affiliates..............................             86,682               540,877              959,873
   Trustees' fees and expenses payable .........................                 33                   575               32,421
   Deferred Trustees' fees .....................................             15,399                38,938               96,927
   Accrued expenses and other payables..........................             25,834                31,202              168,615
                                                                     --------------        --------------       --------------
     Total Liabilities..........................................         32,202,960           141,699,278            3,532,195
                                                                     --------------        --------------       --------------
NET ASSETS......................................................     $  832,310,423        $4,433,279,838       $3,972,607,916
                                                                     ==============        ==============       ==============

NET ASSETS CONSIST OF:
   Par value ...................................................     $      832,311        $    4,433,273       $    3,972,594
   Paid-in capital in excess of par value.......................        831,478,122         4,428,832,364        3,968,549,275
   Undistributed net investment income..........................              5,144                 6,258               68,138
   Accumulated net realized gain (loss) on investments sold.....             (5,154)                7,943               17,909
                                                                     --------------        --------------       --------------
TOTAL NET ASSETS................................................     $  832,310,423        $4,433,279,838       $3,972,607,916
                                                                     ==============        ==============       ==============
Class I Shares:
   Net assets...................................................     $  724,417,480        $3,639,494,902       $3,857,708,182
   Shares of beneficial interest outstanding....................        724,417,657         3,639,489,685        3,857,670,657
                                                                     --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share.....     $         1.00        $         1.00       $         1.00
                                                                     ==============        ==============       ==============
Class II Shares:
   Net assets...................................................     $   50,540,257        $  636,251,623       $   36,908,475
   Shares of beneficial interest outstanding....................         50,540,210           636,250,519           36,908,451
                                                                     --------------        --------------       --------------
NET ASSET VALUE, offering and redemption price per share........     $         1.00        $         1.00       $         1.00
                                                                     ==============        ==============       ==============
Class III Shares:
   Net assets...................................................     $   57,352,686        $  157,533,313       $   77,991,259
   Shares of beneficial interest outstanding....................         57,352,640           157,532,911           78,014,788
                                                                     --------------        --------------       --------------
NET ASSET VALUE, offering and redemption price per share........     $         1.00        $         1.00       $         1.00
                                                                     ==============        ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       12

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

                                                                INSTITUTIONAL GOVERNMENT    INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                                    MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                                ------------------------  -----------------  ---------------------
 INVESTMENT INCOME:
   Interest ....................................................     $    6,235,519        $   33,885,737       $   57,751,394
   Dividends ...................................................             59,960               197,932                   --
                                                                     --------------        --------------       --------------
     Total investment income....................................          6,295,479            34,083,669           57,751,394
                                                                     --------------        --------------       --------------
 EXPENSES:
   Investment advisory fee .....................................          1,027,868             5,508,671            9,149,024
   Administration fee ..........................................            344,357             1,845,475            3,065,191
   Custodian fee................................................             28,861                28,305               60,628
   Fund accounting fee .........................................             79,090               147,889              136,820
   Professional fees ...........................................             37,411                85,886              168,589
   Shareholder servicing fees ..................................             97,981               630,186              231,034
   Transfer agent fee ..........................................              4,984                 5,552               81,309
   Trustees' fees and expenses .................................              9,813                52,256              123,831
   Reports to shareholders......................................              1,464                25,521               47,637
   Miscellaneous................................................             58,746                92,272              154,668
                                                                     --------------        --------------       --------------
     Total expenses before reimbursement/waiver ................          1,690,575             8,422,013           13,218,731
                                                                     --------------        --------------       --------------
     Less: reimbursement/waiver ................................           (661,610)           (4,022,792)             (34,405)
                                                                     --------------        --------------       --------------
     Total expenses net of reimbursement/waiver.................          1,028,965             4,399,221           13,184,326
                                                                     --------------        --------------       --------------
NET INVESTMENT INCOME ..........................................          5,266,514            29,684,448           44,567,068
                                                                     --------------        --------------       --------------
NET REALIZED GAIN ON INVESTMENTS SOLD ..........................                 --                 7,943               17,909
                                                                     --------------        --------------       --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........     $    5,266,514        $   29,692,391       $   44,584,977
                                                                     ==============        ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       13

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  INSTITUTIONAL GOVERNMENT
                                                                                                      MONEY MARKET FUND
                                                                                            -------------------------------------
                                                                                                    YEAR ENDED OCTOBER 31,
                                                                                                 2003                    2002
                                                                                            -------------           -------------
NET ASSETS AT BEGINNING OF PERIOD..........................................                 $ 369,380,675           $ 324,271,618
                                                                                            -------------           -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...................................................                     5,266,514               6,605,336
   Net realized gain on investments sold...................................                            --                      --
                                                                                            -------------           -------------
     Net increase in net assets resulting from operations..................                     5,266,514               6,605,336
                                                                                            -------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   CLASS I SHARES:
     Net investment income.................................................                    (4,863,274)             (6,605,236)
                                                                                            -------------           -------------
   CLASS II SHARES:
     Net investment income.................................................                      (224,072)                    N/A
                                                                                            -------------           -------------
   CLASS III SHARES:
     Net investment income.................................................                      (179,176)                    N/A
                                                                                            -------------           -------------
       Total Distributions to shareholders.................................                    (5,266,522)             (6,605,236)
                                                                                            -------------           -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).........................                   462,929,756              45,108,957
                                                                                            -------------           -------------
   Net increase (decrease)in net assets....................................                   462,929,748              45,109,057
                                                                                            -------------           -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).............................                 $ 832,310,423           $ 369,380,675
                                                                                            =============           =============
(A) Undistributed net investment income....................................                 $       5,144           $       5,152
                                                                                            =============           =============


                                                                                                          INSTITUTIONAL
                                                                                                        MONEY MARKET FUND
                                                                                            --------------------------------------
                                                                                                      YEAR ENDED OCTOBER 31,
                                                                                                  2003                   2002
                                                                                            --------------          --------------
NET ASSETS AT BEGINNING OF PERIOD...................................................        $1,284,031,825          $1,035,644,762
                                                                                            --------------          --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................            29,684,448              16,965,915
   Net realized gain on investments sold............................................                 7,943                   6,062
                                                                                            --------------          --------------
     Net increase in net assets resulting from operations...........................            29,692,391              16,971,977
                                                                                            --------------          --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   CLASS I SHARES:
     Net investment income..........................................................           (26,271,153)            (16,500,610)
                                                                                            --------------          --------------
   CLASS II SHARES:
     Net investment income..........................................................            (2,851,117)               (443,585)
                                                                                            --------------          --------------
   CLASS III SHARES:
     Net investment income..........................................................              (561,270)                (21,420)
                                                                                            --------------          --------------
       Total Distributions to shareholders..........................................           (29,683,540)            (16,965,615)
                                                                                            --------------          --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................         3,149,239,162             248,380,701
                                                                                            --------------          --------------
   Net increase (decrease)in net assets.............................................         3,149,248,013             248,387,063
                                                                                            --------------          --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)......................................        $4,433,279,838          $1,284,031,825
                                                                                            ==============          ==============
(A) Undistributed net investment income.............................................         $       6,258          $          660
                                                                                            ==============          ==============

                                                                                                   INSTITUTIONAL TREASURY
                                                                                                      MONEY MARKET FUND
                                                                                            -------------------------------------
                                                                                                    YEAR ENDED OCTOBER 31,
                                                                                                 2003                   2002
                                                                                            --------------         --------------
NET ASSETS AT BEGINNING OF PERIOD...................................................        $5,033,350,047         $5,422,419,574
                                                                                            --------------         --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income............................................................            44,567,068             90,024,175
   Net realized gain on investments sold............................................                17,909                    469
                                                                                            --------------         --------------
     Net increase in net assets resulting from operations...........................            44,584,977             90,024,644
                                                                                            --------------         --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   CLASS I SHARES:
     Net investment income..........................................................           (43,843,454)           (89,231,939)
                                                                                            --------------         --------------
   CLASS II SHARES:
     Net investment income..........................................................              (105,560)                  (819)
                                                                                            --------------         --------------
   CLASS III SHARES:
     Net investment income..........................................................              (618,107)              (791,417)
                                                                                            --------------          --------------
       Total Distributions to shareholders..........................................           (44,567,121)           (90,024,175)
                                                                                            --------------         --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..................................        (1,060,759,987)          (389,069,996)
                                                                                            --------------         --------------
   Net increase (decrease)in net assets.............................................        (1,060,742,131)          (389,069,527)
                                                                                            --------------         --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)......................................        $3,972,607,916         $5,033,350,047
                                                                                            ==============         ==============
(A) Undistributed net investment income.............................................        $       68,138         $       67,722
                                                                                            ==============         ==============

 --------------------------------------------------------
 (1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 16 and 17.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      14,15

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                                    INSTITUTIONAL GOVERNMENT
                                                                                                        MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                      YEAR ENDED OCTOBER 31,
                                                                                                  2003                    2002
                                                                                             --------------           -------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold......................................................................                $1,983,032,136           $ 802,290,869
   Issued to shareholders in reinvestment of dividends.......................                     1,002,300                  48,452
   Repurchased ..............................................................                (1,628,997,530)           (757,230,364)
                                                                                             --------------           -------------
   Net increase (decrease) in shares outstanding ............................                $  355,036,906           $  45,108,957
                                                                                             ==============           =============
CLASS II SHARES: *
   Sold .....................................................................                $  144,081,763                     N/A
   Issued to shareholders in reinvestment of dividends ......................                       224,071                     N/A
   Repurchased ..............................................................                   (93,765,624)                    N/A
                                                                                             --------------           -------------
   Net increase in shares outstanding .......................................                $   50,540,210                     N/A
                                                                                             ==============           =============
CLASS III SHARES: *
   Sold .....................................................................                $   85,914,285                     N/A
   Issued to shareholders in reinvestment of dividends ......................                       179,175                     N/A
   Repurchased ..............................................................                   (28,740,820)                    N/A
                                                                                             --------------           -------------
   Net increase in shares outstanding .......................................                $   57,352,640                     N/A
                                                                                             ==============           =============

SHARE ACTIVITY
CLASS I SHARES:
   Sold .....................................................................                 1,983,032,136             802,290,869
   Issued to shareholders in reinvestment of dividends ......................                     1,002,300                  48,452
   Repurchased ..............................................................                (1,628,997,530)           (757,230,364)
                                                                                             --------------           -------------
   Net increase (decrease) in shares outstanding ............................                   355,036,906              45,108,957
                                                                                             ==============           =============
CLASS II SHARES: *
   Sold .....................................................................                   144,081,763                     N/A
   Issued to shareholders in reinvestment of dividends ......................                       224,071                     N/A
   Repurchased ..............................................................                   (93,765,624)                    N/A
                                                                                             --------------           -------------
   Net increase in shares outstanding .......................................                    50,540,210                     N/A
                                                                                             ==============           =============
CLASS III SHARES: *
   Sold .....................................................................                    85,914,285                     N/A
   Issued to shareholders in reinvestment of dividends ......................                       179,175                     N/A
   Repurchased ..............................................................                   (28,740,820)                    N/A
                                                                                             --------------           -------------
   Net increase in shares outstanding .......................................                    57,352,640                     N/A
                                                                                             ==============           =============




                                                                                                           INSTITUTIONAL
                                                                                                         MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                       YEAR ENDED OCTOBER 31,
                                                                                                  2003                   2002
                                                                                             --------------          --------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold......................................................................                $9,778,714,284          $4,660,870,880
   Issued to shareholders in reinvestment of dividends.......................                     9,862,043               4,652,321
   Repurchased ..............................................................                (7,388,892,005)         (4,461,266,624)
                                                                                             --------------          --------------
   Net increase (decrease) in shares outstanding ............................                $2,399,684,322          $  204,256,577
                                                                                             ==============          ==============
CLASS II SHARES: *
   Sold .....................................................................                $1,451,188,452          $  131,927,103
   Issued to shareholders in reinvestment of dividends ......................                     2,851,117                 443,585
   Repurchased ..............................................................                  (857,269,234)            (92,942,742)
                                                                                             --------------          --------------
   Net increase in shares outstanding .......................................                $  596,770,335          $   39,427,946
                                                                                             ==============          ==============
CLASS III SHARES: *
   Sold .....................................................................                $  827,994,524          $   11,695,652
   Issued to shareholders in reinvestment of dividends ......................                       561,270                  21,386
   Repurchased ..............................................................                  (675,771,289)             (7,020,860)
                                                                                             --------------          --------------
   Net increase in shares outstanding .......................................                $  152,784,505          $    4,696,178
                                                                                             ==============          ==============

SHARE ACTIVITY
CLASS I SHARES:
   Sold .....................................................................                 9,778,714,284           4,660,870,880
   Issued to shareholders in reinvestment of dividends ......................                     9,862,043               4,652,321
   Repurchased ..............................................................                (7,388,892,005)         (4,461,266,624)
                                                                                             --------------          --------------
   Net increase (decrease) in shares outstanding ............................                 2,399,684,322             204,256,577
                                                                                             ==============          ==============
CLASS II SHARES: *
   Sold .....................................................................                 1,451,188,452             131,927,103
   Issued to shareholders in reinvestment of dividends ......................                     2,851,117                 443,585
   Repurchased ..............................................................                  (857,269,234)            (92,942,742)
                                                                                             --------------          --------------
   Net increase in shares outstanding .......................................                   596,770,335              39,427,946
                                                                                             ==============          ==============
CLASS III SHARES: *
   Sold .....................................................................                   827,994,524              11,695,652
   Issued to shareholders in reinvestment of dividends ......................                       561,270                  21,386
   Repurchased ..............................................................                  (675,771,289)             (7,020,860)
                                                                                             --------------          --------------
   Net increase in shares outstanding .......................................                   152,784,505               4,696,178
                                                                                             ==============          ==============



                                                                                                     INSTITUTIONAL TREASURY
                                                                                                        MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                      YEAR ENDED OCTOBER 31,
                                                                                                  2003                   2002
                                                                                             ---------------         --------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold......................................................................                $ 7,162,281,689         $8,627,587,372
   Issued to shareholders in reinvestment of dividends.......................                      5,448,569             10,984,123
   Repurchased ..............................................................                 (8,273,285,746)        (9,053,591,616)
                                                                                             ---------------         --------------
   Net increase (decrease) in shares outstanding ............................                $(1,105,555,488)        $ (415,020,121)
                                                                                             ===============         ==============
CLASS II SHARES: *
   Sold .....................................................................                $    88,280,788         $    1,914,000
   Issued to shareholders in reinvestment of dividends ......................                        105,560                    818
   Repurchased ..............................................................                    (51,530,947)            (1,914,081)
                                                                                             ---------------         --------------
   Net increase in shares outstanding .......................................                $    36,855,401         $          737
                                                                                             ===============         ==============
CLASS III SHARES: *
   Sold .....................................................................                $   250,040,186         $  166,813,932
   Issued to shareholders in reinvestment of dividends ......................                        618,059                763,784
   Repurchased ..............................................................                   (242,718,145)          (141,628,328)
                                                                                             ---------------         --------------
   Net increase in shares outstanding .......................................                $     7,940,100         $   25,949,388
                                                                                             ===============         ==============

SHARE ACTIVITY
CLASS I SHARES:
   Sold .....................................................................                  7,162,281,689          8,627,587,291
   Issued to shareholders in reinvestment of dividends ......................                      5,448,569             10,984,123
   Repurchased ..............................................................                 (8,273,285,746)        (9,053,591,616)
                                                                                             ---------------         --------------
   Net increase (decrease) in shares outstanding ............................                 (1,105,555,488)          (415,020,202)
                                                                                             ===============         ==============
CLASS II SHARES: *
   Sold .....................................................................                     88,280,788              1,914,000
   Issued to shareholders in reinvestment of dividends ......................                        105,560                    818
   Repurchased ..............................................................                    (51,530,947)            (1,914,000)
                                                                                             ---------------         --------------
   Net increase in shares outstanding .......................................                     36,855,401                    818
                                                                                             ===============         ==============
CLASS III SHARES: *
   Sold .....................................................................                    250,040,186            166,813,932
   Issued to shareholders in reinvestment of dividends ......................                        618,059                763,784
   Repurchased ..............................................................                   (242,718,145)          (141,628,328)
                                                                                             ---------------         --------------
   Net increase in shares outstanding .......................................                      7,940,100             25,949,388
                                                                                             ===============         ==============

-----------------------------------
*    Institutional Government Money Market Fund began offering Class II Shares and Class III Shares on February 28, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     16,17

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                INCOME FROM
                                                INVESTMENT                LESS
                                                OPERATIONS            DISTRIBUTIONS
                                               ------------           -------------



                          NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                            VALUE                   NET                 FROM NET              (DECREASE)
                          BEGINNING             INVESTMENT             INVESTMENT               IN NET
                          0F PERIOD             INCOME (A)               INCOME               ASSET VALUE
                         ----------             ----------            ------------           ------------
 CLASS I
 10/31/03                   $1.00                   $0.01                 $(0.01)                  $--
 10/31/02                    1.00                    0.02                  (0.02)                   --
 10/31/01                    1.00                    0.05                  (0.05)                   --
 10/31/00                    1.00                    0.06                  (0.06)                   --
 10/31/99                    1.00                    0.05                  (0.05)                   --

 CLASS II
 10/31/03(1)                 1.00                    0.01                  (0.01)                   --

 CLASS III
 10/31/03(1)                 1.00                    0.01                  (0.01)                   --





                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                 ----------------------------------------------------------

                                                                   RATIO OF NET            RATIO OF              RATIO OF
                                                                    INVESTMENT             OPERATING             OPERATING
                NET ASSET                     NET ASSETS              INCOME               EXPENSES              EXPENSES
                  VALUE                         END OF               INCLUDING             INCLUDING             EXCLUDING
                 END OF          TOTAL          PERIOD            REIMBURSEMENT/        REIMBURSEMENT/        REIMBURSEMENT/
                 PERIOD         RETURN         (IN 000S)              WAIVER                WAIVER                WAIVER
                --------      ----------     ------------        ----------------       --------------        --------------
 CLASS I
 10/31/03        $1.00            1.07%       $724,417                  1.04%                 0.18%                 0.31%
 10/31/02         1.00            1.71%        369,381                  1.68%                 0.30%                 0.30%
 10/31/01         1.00            4.71%        324,272                  4.55%                 0.27%                 0.34%
 10/31/00         1.00            6.09%        252,482                  5.94%                 0.20%                 0.35%
 10/31/99         1.00            4.92%        222,443                  4.82%                 0.20%                 0.38%

 CLASS II
 10/31/03(1)      1.00            0.63%**       50,540                  0.94%*                0.28%*                0.46%*

 CLASS III
 10/31/03(1)      1.00            0.51%**       57,353                  0.79%*                0.43%*                0.56%*

----------------------------------
*    Annualized
**   Not Annualized
(1) The Fund began offering Class II Shares and Class III Shares on February 28, 2003.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $0.01, $0.02, $0.05, $0.06 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the period ended October 31, 2003 was $0.01. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class III Shares for the period ended October 31, 2003 was $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      18,19

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    INCOME FROM
                                                    INVESTMENT                LESS
                                                    OPERATIONS            DISTRIBUTIONS
                                                   ------------           -------------



                              NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                                VALUE                   NET                 FROM NET              (DECREASE)
                              BEGINNING             INVESTMENT             INVESTMENT               IN NET
                              0F PERIOD             INCOME (A)               INCOME               ASSET VALUE
                             ----------             ----------            ------------           ------------
CLASS I
10/31/03(3)                    $1.00                   $0.01                 $(0.01)                  $--
10/31/02(3)                     1.00                    0.02                  (0.02)                   --
10/31/01(3)                     1.00                    0.05                  (0.05)                   --
10/31/00(1)(3)                  1.00                    0.03                  (0.03)                   --
05/31/00                        1.00                    0.05                  (0.05)                   --
05/31/99                        1.00                    0.05                  (0.05)                   --

CLASS II
10/31/03                        1.00                    0.01                  (0.01)                   --
10/31/02                        1.00                    0.02                  (0.02)                   --
10/31/01(2)                     1.00                    0.03                  (0.03)                   --

CLASS III
10/31/03                        1.00                    0.01                  (0.01)                   --
10/31/02                        1.00                    0.01                  (0.01)                   --
10/31/01(2)                     1.00                    0.02                  (0.02)                   --


                                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                           --------------------------------------------------------

                                                                             RATIO OF NET            RATIO OF           RATIO OF
                                                                              INVESTMENT             OPERATING          OPERATING
                        NET ASSET                       NET ASSETS              INCOME               EXPENSES           EXPENSES
                          VALUE                           END OF               INCLUDING             INCLUDING          EXCLUDING
                         END OF          TOTAL            PERIOD            REIMBURSEMENT/        REIMBURSEMENT/     REIMBURSEMENT/
                         PERIOD         RETURN           (IN 000S)              WAIVER                WAIVER             WAIVER
                        --------      ----------       ------------        ----------------       --------------     --------------
CLASS I
10/31/03(3)               $1.00          1.15%          $3,639,495                1.10%                 0.14%              0.28%
10/31/02(3)                1.00          1.72%           1,239,803                1.72%                 0.26%              0.30%
10/31/01(3)                1.00          4.64%           1,035,540                4.27%                 0.30%              0.31%
10/31/00(1)(3)             1.00          2.68%**           511,440                6.33%*                0.29%*             0.31%*
05/31/00                   1.00          5.43%             696,613                5.35%                 0.30%              0.30%
05/31/99                   1.00          5.10%             516,901                4.93%                 0.30%              0.35%

CLASS II
10/31/03                   1.00          1.03%             636,252                1.00%                 0.24%              0.43%
10/31/02                   1.00          1.61%              39,481                1.61%                 0.37%              0.44%
10/31/01(2)                1.00          2.55%**                52                4.18%*                0.39%*             0.40%*

CLASS III
10/31/03                   1.00          0.90%             157,533                0.85%                 0.39%              0.53%
10/31/02                   1.00          1.51%               4,748                1.53%                 0.45%              0.54%
10/31/01(2)                1.00          2.43%**                52                4.07%*                0.49%*             0.50%*

-------------
*    Annualized
**   Not Annualized
(1) The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Money Market Fund.
(2)  The Fund began offering Class II Shares and Class III Shares on March 1,
     2001.
(3) For the years ended October 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous years were audited by other auditors.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the years ended October 31, 2003, 2002 and 2001 and the period ended October 31, 2000(1) was $0.01, $0.02, $0.05 and $0.03, respectively.
     Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the years ended October 31, 2003 and 2002 and the period ended October 31, 2001(2) was $0.01, $0.01 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class III Shares for the years ended October 31, 2003 and 2002 and the period ended October 31, 2001(2) was $0.00, $0.01 and $0.02, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     20, 21

INSTITUTIONAL TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 INCOME FROM
                                                 INVESTMENT                LESS
                                                 OPERATIONS            DISTRIBUTIONS
                                                ------------           -------------



                           NET ASSET                                   DISTRIBUTIONS          NET INCREASE
                             VALUE                   NET                 FROM NET              (DECREASE)
                           BEGINNING             INVESTMENT             INVESTMENT               IN NET
                           0F PERIOD             INCOME (A)               INCOME               ASSET VALUE
                          ----------             ----------            ------------           ------------
CLASS I
10/31/03(3)                 $1.00                   $0.01                 $(0.01)                  $--
10/31/02(3)                  1.00                    0.02                  (0.02)                   --
10/31/01(3)                  1.00                    0.05                  (0.05)                   --
10/31/00(1)(3)               1.00                    0.03                  (0.03)                   --
05/31/00                     1.00                    0.05                  (0.05)                   --
05/31/99                     1.00                    0.05                  (0.05)                   --

CLASS II
10/31/03                     1.00                    0.01                  (0.01)                   --
10/31/02                     1.00                    0.02                  (0.02)                   --
10/31/01(2)                  1.00                    0.02                  (0.02)                   --

CLASS III
10/31/03                     1.00                    0.01                  (0.01)                   --
10/31/02                     1.00                    0.01                  (0.01)                   --
10/31/01(2)                  1.00                    0.02                  (0.02)                   --





                                                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                      -----------------------------------------------------------

                                                                        RATIO OF NET            RATIO OF              RATIO OF
                                                                         INVESTMENT             OPERATING             OPERATING
                     NET ASSET                     NET ASSETS             INCOME               EXPENSES              EXPENSES
                       VALUE                         END OF              INCLUDING             INCLUDING             EXCLUDING
                      END OF           TOTAL         PERIOD            REIMBURSEMENT/        REIMBURSEMENT/        REIMBURSEMENT/
                      PERIOD          RETURN        (IN 000S)              WAIVER                WAIVER                WAIVER
                     --------       ----------    ------------        ----------------       --------------        --------------
CLASS I
10/31/03(3)            $1.00            0.98%      $3,857,708              0.98%                 0.28%                 0.28%
10/31/02(3)             1.00            1.69%       4,963,246              1.68%                 0.28%                 0.28%
10/31/01(3)             1.00            4.60%       5,378,265              4.44%                 0.28%                 0.29%
10/31/00(1)(3)          1.00            2.64%**     4,829,762              6.24%*                0.27%*                0.29%*
05/31/00                1.00            5.26%       5,022,306              5.15%                 0.30%                 0.30%
05/31/99                1.00            4.90%       4,346,037              4.79%                 0.31%                 0.31%

CLASS II
10/31/03                1.00            0.87%          36,908              0.88%                 0.38%                 0.43%
10/31/02                1.00            1.57%              53              1.57%                 0.39%                 0.39%
10/31/01(2)             1.00            2.48%**            52              4.34%*                0.38%*                0.39%*

CLASS III
10/31/03                1.00            0.75%          77,991              0.75%                 0.51%                 0.53%
10/31/02                1.00            1.47%          70,051              1.46%                 0.50%                 0.53%
10/31/01(2)             1.00            2.43%**        44,102              4.24%*                0.48%*                0.53%*

-----------
 *   Annualized
 **  Not Annualized
(1) The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Treasury Money Market Fund.
(2)  The Fund began offering Class II Shares and Class III Shares on March
     1,2001.
(3) For the years ended October 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous years were audited by other auditors.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the years ended October 31, 2003, 2002 and 2001 and the period ended October 31, 2000(1) was $0.01, $0.02, $0.05 and $0.03, respectively.
     Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the years ended October 31, 2003 and 2002 and the period ended October 31, 2001(2) was $0.01, $0.02 and $0.02, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class IIIShares for the years ended October 31, 2003 and 2002 and the period ended October 31, 2001(2) was $0.01, $0.01 and $0.02, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     22, 23

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

  The Galaxy Fund (the "Trust" or "Galaxy") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

         Galaxy Institutional Government Money Market Fund
         ("Institutional Government Money Market")
         Galaxy Institutional Money Market Fund
         ("Institutional Money Market")
         Galaxy Institutional Treasury Money Market Fund
         ("Institutional Treasury Money Market")

  INVESTMENT GOALS: The Institutional Government Money Market seeks current income with liquidity and stability of principal. The Institutional Money Market and Institutional Treasury Money Market seek to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

  FUND SHARES: The Funds may issue an unlimited number of shares. Each Fund offers three classes of shares: Class I, Class II and Class III. Each class is available for purchase by financial institutions that are purchasing shares of the Funds on behalf of their customers. Class I shares are also available for purchase by institutional investors. Each share class is offered continuously at net asset value and has its own expense structure.

2.   SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

  SECURITY VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

  SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

  REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral securities are marked-to-market daily to ensure that their market value is at least equal, at all times to the repurchase price. (In the event that the market value of the collateral securities declines below the repurchase price of the repurchase agreement, additional securities will be required to be segregated.) A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  JOINT TRADING ACCOUNTS: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

  INCOME RECOGNITION: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

  DETERMINATION OF CLASS NET ASSET VALUES: All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

  FEDERAL INCOME TAX STATUS: Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

NOTES TO FINANCIAL STATEMENTS

  DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

3.   FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

  For the year ended October 31, 2003, permanent differences resulting primarily from reclassifications of distributions were identified and reclassified among the components of the Funds' net assets as follows:

                          UNDISTRIBUTED     ACCUMULATED
                          NET INVESTMENT    NET REALIZED
FUND                          INCOME            LOSS       PAID-IN CAPITAL
----                          ------            ----       ---------------
Institutional Government
  Money Market ...........  $        --      $      --       $     --
Institutional
  Money Market ...........        4,690         (4,690)            --
Institutional Treasury
  Money Market ...........          469           (469)            --

  Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

  The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:

              DISTRIBUTIONS PAID IN 2003  DISTRIBUTIONS PAID IN 2002
                       ORDINARY                    ORDINARY
FUND                    INCOME                      INCOME
----                    ------                      ------
Institutional
  Government Money
  Market ...........  $ 5,266,522               $ 6,605,236
Institutional Money
  Market ...........   29,683,540                16,965,615
Institutional
  Treasury Money
  Market ...........   44,567,121                90,024,175

  As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                          UNDISTRIBUTED    UNDISTRIBUTED
                             ORDINARY        LONG-TERM
FUND                          INCOME       CAPITAL GAIN
----                          ------       ------------
Institutional Government
  Money Market ...........  $   314,300   $      --
Institutional
  Money Market ...........    1,786,804         143
Institutional Treasury
  Money Market ...........    2,443,056          --


  The following capital loss carryforward is available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

FUND                                    AMOUNT       EXPIRATION
----                                    ------       ----------
Institutional Government
  Money Market ..............          $   5,154          2004

4.     FEES AND COMPENSATION

  On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), the previous investment advisor and administrator to the Funds, Colonial Management Associates, Inc., which provided pricing and bookkeeping services to the Funds, and several other affiliated entities merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co. Columbia is an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Funds' investment advisor, administrator and pricing and bookkeeping agent. The merger did not change the way in which the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

INVESTMENT ADVISORY FEE

  Columbia is the investment advisor of each of the Funds and receives a fee, computed daily and payable monthly, at the annual rate of 0.20% annually of each Fund's average daily net assets.

  Columbia has voluntarily agreed to waive a portion of its investment advisory fee so that such fee will not exceed 0.05% annually of the average net assets of each of the Institutional Money Market and Institutional Government Money Market. Columbia, at its discretion, may revise or discontinue this waiver any time.

ADMINISTRATION FEE

  Columbia is responsible for providing administrative and other services to each Fund. Columbia has delegated those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group.

  Effective June 5, 2003, Columbia receives a fee under its administration agreement with the Funds, based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

         AVERAGE DAILY NET ASSETS   FEE RATE
         ------------------------   --------
         First $30 billion            0.067%
         Over $30 billion             0.050%

NOTES TO FINANCIAL STATEMENTS

  For the period November 15, 2002 through June 4, 2003, Columbia was entitled to receive fees under the administration agreement of 0.067% based on the combined average daily net assets of the Funds and the other funds offered by the Trust.

Prior to November 15, 2002, the administration fee was computed based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

         AVERAGE DAILY NET ASSETS   FEE RATE
         ------------------------   --------
         First $2.5 billion           0.0900%
         Next $2.5 billion            0.0850%
         Next $7 billion              0.0750%
         Next $3 billion              0.0650%
         Next $3 billion              0.0600%
         Next $3 billion              0.0575%
         Next $9 billion              0.0525%
         Over $30 billion             0.0500%

Prior to July 22, 2002, PFPC served as the Trust's administrator pursuant to an agreement with the Trust and subject to the same fee arrangements described above. Effective July 22, 2002, PFPC serves as the sub-administrator to the Trust and receives a portion of the administration fees collected by the Trust.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Columbia has delegated those functions to PFPC pursuant to certain fee arrangements.

  Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee, in addition to out-of-pocket costs for pricing services, based on the average daily net assets of each Fund as follows:

          AVERAGE DAILY NET ASSETS                    FEE RATE
          ------------------------                    --------
          Under $50 million                            $25,000
          Of $50 million but less
            than $200 million                          $35,000
          Of $200 million but less
            than $500 million                          $50,000
          Of $500 million but less than $1 billion     $85,000
          In excess of $1 billion                     $125,000

  For multiple class funds, Columbia is entitled to receive an additional $10,000 per fund.

  Columbia pays the total fees collected to PFPC as the sub-pricing and bookkeeping agent to the Funds. Prior to July 22, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administration agreement with the Trust and subject to the same fee arrangements.

CUSTODY FEE

  Effective January 6, 2003, PFPC Trust Company, a member of PNC Financial Services Group, became the Trust's custodian bank. Prior to that date, JPMorgan Chase Bank ("JPMorgan") served as the Trust's custodian bank pursuant to certain fee arrangements. In accordance with certain fee arrangements, FIA paid JPMorgan the total custody fees collected from the Funds.

TRANSFER AGENT FEE

  PFPC (the "Transfer Agent") provides shareholder services to the Funds. Class I, Class II and Class III shares of each Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. Class I shares of the Funds also bear additional transfer agency fees in order to compensate PFPC for payments made to Fleet Bank, an affiliate of Columbia, for performing certain sub-account and administrative functions on a per-account basis with respect to Class I shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the year ended October 31, 2003, transfer agent charges for each series were as follows:

FUND                          CLASS I     CLASS II     CLASS III
----                          -------     --------     ---------
Institutional Government
  Money Market ...........  $     4,927   $      28    $     29
Institutional
  Money Market ...........        5,461          45          46
Institutional Treasury
  Money Market ...........       80,318          35         956

DISTRIBUTION AND SERVICE FEES

  Liberty Funds Distributor Inc., (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares. Effective October 13, 2003 Liberty Funds Distributor, Inc. changed its name to Columbia Funds Distributor, Inc.

  Prior to July 22, 2002, PFPC Distributors, Inc., a wholly owned subsidiary of PFPC and an indirect, wholly owned subsidiary of PNC Financial Services Group, acted as the exclusive distributor to the Funds' shares.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Class II Shares and Class III Shares of the Funds. The Services Plan provides compensation to institutions (including Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Class II Shares and/or Class III Shares. The compensation is at aggregate annual rates not to exceed 0.50% and 0.50% of the average daily net assets of the outstanding Class II Shares and Class III Shares, respectively, of each Fund beneficially owned by such customers. The Trust, under the direction of the

NOTES TO FINANCIAL STATEMENTS

Board of Trustees, is currently limiting payments under the Services Plan to aggregate annual rates not to exceed 0.15% and 0.25% of the average daily net assets of the outstanding Class II Shares and Class III Shares, respectively, of each Fund beneficially owned by such customers. In addition, effective February 28, 2003, affiliates of the Advisors are voluntarily waiving 0.05% of the service fees for Class II. For the year ended October 31, 2003, the Funds paid fees under the Services Plan as follows:

                                               SERVICES PLAN
                                               -------------
FUND                                      CLASS II     CLASS III
----                                      --------     ---------
Institutional Government
  Money Market .........................  $  37,256    $ 60,725
Institutional Money Market .............    453,699     176,487
Institutional Treasury Money Market ....     21,930     209,104

FEE WAIVERS

  Columbia and its affiliates have voluntarily agreed to waive fees and/or reimburse the Funds for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed certain expense limitations. The respective parties, at their discretion, may revise or discontinue the voluntary waivers and/or reimbursements at any time. For the year ended October 31, 2003, Columbia and its affiliates waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                  FEES          EXPENSES
FUND                             WAIVED        REIMBURSED
----                             ------        ----------
Institutional Government
  Money Market ............  $  626,713           34,897
Institutional
  Money Market ............   4,022,792               --
Institutional Treasury
  Money Market ............      15,132           19,273



FEES PAID TO OFFICERS AND TRUSTEES

  The Funds pay no compensation to their officers. The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER

  Expenses for the year ended October 31, 2003 include legal fees of $13,391, $61,852 and $144,568 for the Institutional Government Money Market, Institutional Money Market and Institutional Treasury Money Market, respectively, paid to Drinker Biddle & Reath LLP. A partner of that firm serves as an officer of the Trust.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund (three of the portfolios comprising The Galaxy Fund) (collectively, the "Funds") as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and for the Galaxy Institutional Government Money Market Fund, the financial highlights for each of the five years in the period ended October 31, 2003, and for the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund, the financial highlights for each of the three years in the period ended October 31, 2003 and for the period from June 1, 2000 to October 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended May 31, 2000 for the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Market Fund were audited by other auditors whose report, dated July 17, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund portfolios of The Galaxy Fund at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States.

                             /S/ ERNST &YOUNG LLP

Boston, Massachusetts
December 8, 2003

TAX INFORMATION (UNAUDITED)

  During the fiscal year ended October 31, 2003, the following Funds earned the following percentages of their income from direct obligations of the U.S.
Government:

                                 U.S. GOVERNMENT
FUND                                 INCOME
----                                 ------
Institutional Government
  Money Market .................     23.51%
Institutional Money Market .....      4.06%
Institutional Treasury
  Money Market .................     33.54%

  Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

  For the fiscal year ended October 31, 2003, the Galaxy Institutional Money Market Fund designated long-term capital gains of $143.

TRUSTEE AND OFFICERS INFORMATION (UNAUDITED)

  The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." The Funds' Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-866-840-5469.


                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                           TERM OF OFFICE                                   FUND COMPLEX(3)
NAME, ADDRESS          POSITION(S) HELD    AND LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN         OTHER DIRECTORSHIPS
AND AGE(1)               WITH GALAXY       TIME SERVED(2)         DURING PAST 5 YEARS         BY TRUSTEE         HELD BY TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
Dwight E. Vicks, Jr.  Chairman & Trustee   Since 4/2/86      Chairman, Director and Treasurer,    13      Director, Utica First
Age 70                                                       Vicks Lithograph & Printing                  Insurance Company;
                                                             Corporation (book manufacturing).            Director, SBU Bank;
                                                                                                          Director, Partners Trust
                                                                                                          Financial Group; Director,
                                                                                                          Monitor Life Insurance
                                                                                                          Company; Director,
                                                                                                          Commercial Travelers
                                                                                                          Mutual Insurance Company.


Louis DeThomasis         Trustee           Since 7/24/86    President, Saint Mary's University    13           None
Age 63                                                      of Minnesota.


Kenneth A. Froot(5)      Trustee           Since 12/5/00    Professor of Finance,                 14           None
Age 46                                                      Harvard University.


James M. Seed            Trustee           Since 5/26/88    President, The Astra Ventures,        13      Chairman and Director,
Age 62                                                      Incorporated (oil and gas exploration;        Fischer-Watt Gold Co.;
                                                            private equity).                              Director, XSCI, Inc.



INTERESTED TRUSTEE
------------------
John T. O'Neill(6)       Trustee             2/25/88        Private Investor; Executive Vice      13           None
Age 59                                                      President and Chief Financial Officer,
                                                            Hasbro, Inc. (toy and game
                                                            manufacturer) until December 1999.

NOTES TO FINANCIAL STATEMENTS

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                           TERM OF OFFICE                                   FUND COMPLEX(3)
NAME, ADDRESS          POSITION(S) HELD    AND LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN         OTHER DIRECTORSHIPS
AND AGE(1)               WITH GALAXY       TIME SERVED(2)         DURING PAST 5 YEARS         BY TRUSTEE         HELD BY TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Joseph R. Palombo(7)    President      Since 2/27/03   Chief Operating Officer, Columbia          N/A             N/A
One Financial Center                                   Management Group, Inc., since
Boston, MA 02111                                       November 2001; Chief Operations
Age 50                                                 Officer of Mutual Funds, Liberty
                                                       Financial Companies, Inc., from
                                                       August 2000 to November 2001;
                                                       Executive Vice President, Stein
                                                       Roe & Farnham Incorporated, since
                                                       April 1999 and Director since
                                                       September 2000; Executive Vice
                                                       President and Director, Colonial
                                                       Management Associates. Inc., since
                                                       April 1999; Executive Vice
                                                       President and Chief Administrative
                                                       Officer, Liberty Funds Group, LLC,
                                                       since April 1999; Trustee and
                                                       Chairman of the Board, the Stein
                                                       Roe Family of Funds, since October
                                                       2000; Manager, Stein Roe Floating
                                                       Rate Limited Liability Company,
                                                       since October 2000; Vice
                                                       President, the Liberty Funds, from
                                                       April 1999 to August 2000.

Glen P. Martin       Vice President    Since 9/5/02    Director, Strategy and Product             N/A             N/A
One Financial Center                                   Management Division, and Senior
Boston, MA 02111                                       Vice President, Columbia
Age 44                                                 Management Group, Inc., since
                                                       March 2002; Interim
                                                       Managing Director, Mutual
                                                       Fund Division, and Senior
                                                       Vice President, Fleet
                                                       Investment Management,
                                                       from April 2001 to March
                                                       2002; Director, Product
                                                       Development and Marketing
                                                       and Senior Vice
                                                       President, Fleet
                                                       Investment Management,
                                                       from March 1999 to April
                                                       2001; Vice President of
                                                       Investment Marketing
                                                       Management, Fleet
                                                       Investment Management,
                                                       from May 1997 to March
                                                       1999.

Vicki L. Benjamin(8)   Chief Accounting   Since 9/5/02 Controller of the                         N/A             N/A
One Financial       Officer and Controller             Columbia Funds
Boston, MA 02111                                       Center and of the Liberty
Age 42                                                 All-Star Funds since May,
                                                       2002; Chief Accounting
                                                       Officer of Funds since
                                                       June, 2001; the Columbia
                                                       Funds and Liberty
                                                       All-Star Controller and
                                                       Chief Accounting Officer
                                                       of Galaxy Funds since
                                                       September, 2002 (formerly
                                                       Vice President, Corporate
                                                       Audit, State Street Bank
                                                       and Trust Company from
                                                       May, 1998 to April,
                                                       2001).

NOTES TO FINANCIAL STATEMENTS

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                           TERM OF OFFICE                                   FUND COMPLEX(3)
NAME, ADDRESS          POSITION(S) HELD    AND LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN         OTHER DIRECTORSHIPS
AND AGE(1)               WITH GALAXY       TIME SERVED(2)         DURING PAST 5 YEARS         BY TRUSTEE         HELD BY TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------------------
J. Kevin Connaughton(9)   Treasurer        Since 9/5/02      Treasurer of Columbia Funds and      N/A             N/A
One Financial Center                                         of the Liberty All-Star Funds since
Boston, MA 02111                                             December, 2000; Vice President of the
Age 39                                                       Advisor since April, 2003 (formerly
                                                             Controller of the Liberty Funds
                                                             and of the Liberty All-Star Funds
                                                             from February, 1998 to October,
                                                             2000); Treasurer of the Galaxy
                                                             Funds since September 2002;
                                                             Treasurer, Columbia Management
                                                             Multi- Strategy Hedge Fund, LLC
                                                             since December, 2002 (formerly
                                                             Vice President of Colonial from
                                                             February, 1998 to October, 2000).

W. Bruce McConnel        Secretary        Since 4/3/86       Partner of the law firm Drinker      N/A             N/A
One Logan Square                                             Biddle & Reath LLP.
18th & Cherry Streets
Philadelphia, PA 19103
Age 60

-----------------
1.     Each trustee may be contacted by writing to the trustee, c/o The Galaxy
       Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P.
       Martin.
2.     Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust;
       (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with
       Galaxy's Code of Regulations; or (c) Galaxy terminates.
3.     The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment advisor. Each trustee oversees the thirteen
       Galaxy portfolios that are currently offered for sale. Galaxy is authorized to offer three additional portfolios that had not commenced operations as of the date of this report. Prior to December 9, 2002 and April 14, 2003, each trustee also was a trustee of
       Galaxy Fund II and The Galaxy VIP Fund, respectively. On December 9, 2002 and April 14,
       2003, Galaxy Fund II and The Galaxy VIP Fund, respectively, were reorganized into the
       Liberty Family of Funds. Mr. Froot is a Director of Columbia Management Multi-Strategy
       Hedge Fund, LLC, a Delaware limited liability company registered under the 1940 Act, which is advised by Columbia.
4.     Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act that are not in the Fund Complex.
5.     Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Columbia. On June 26, 2000, the Boston
       1784 Funds were reorganized into Galaxy.
6.     Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial Corporation.
7.     Mr. Palombo served as Vice President of Galaxy from September 5, 2002 until February 27,
       2003.
8.     Ms. Benjamin also serves as Chief Accounting Officer and Controller of the Columbia
       Funds and the Liberty All-Star Family of Funds ("Liberty All-Star Funds"). The Liberty
       All-Star Funds consist of 2 closed-end investment company portfolios.
9.     Mr. Connaughton also serves as Treasurer of the Columbia Funds and the Liberty All-Star
       Funds.

                              This page left blank intentionally.

IMPORTANT INFORMATION ABOUT THIS REPORT

The transfer agent for The Galaxy Fund ("Galaxy") is:

         PFPC, Inc.
         P.O. Box 6520
         Providence RI 02940-6520

Galaxy mails one shareholder report to each shareholder address. If you would like more than one report, please call PFPC, Inc. toll-free at 1-866-840-5469 and additional reports will be sent to you.

Financial advisors who want additional information about the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and the Galaxy Institutional Treasury Money Market Fund should contact the distributor at the following address or telephone number:

         Columbia Funds Distributor, Inc.
         One Financial Center
         Boston MA 02111
         800.426.3750.

PLEASE NOTE THE DISTRIBUTOR'S NEW NAME AS OF OCTOBER 13, 2003.

This report has been prepared for the shareholders of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and the Galaxy Institutional Treasury Money Market Fund.

Annual report:
Galaxy Institutional Money Market Funds

[LOGO]
GALAXY FUNDS

P.O. Box 6520
Providence, RI 02940-6520

--------------------------
   PRESORTED
   STANDARD
   POSTAGE PAID
   PERMIT NO. 105
   NORTH READING, MA
--------------------------


AINSMM (01/01/04) 03/3712

[LOGO OMITTED - Galaxy Funds]
P.O. Box 6520
Providence, RI 02940-6520

ARRESERVE (01/01/04) 03/3711

   PRESORTED
   STANDARD
   POSTAGE PAID
   PERMIT NO. 105
   NORTH READING, MA

GALAXY MONEY MARKET PORTFOLIOS

ANNUAL REPORT
October 31, 2003

Galaxy Prime Reserves

Galaxy Tax-Exempt
Reserves

Galaxy Government
Reserves


[LOGO OMITTED - Galaxy Funds]

CONTENTS


      PORTFOLIOS OF INVESTMENTS

  3   Galaxy Prime Reserves

  8   Galaxy Tax-Exempt Reserves

 13   Galaxy Government Reserves

 14   STATEMENTS OF ASSETS AND LIABILITIES

 15   STATEMENTS OF OPERATIONS

 18   STATEMENTS OF CHANGES IN NET ASSETS

      FINANCIAL HIGHLIGHTS

 20   Galaxy Prime Reserves

 21   Galaxy Tax-Exempt Reserves

 22   Galaxy Government Reserves

 23   NOTES TO FINANCIAL STATEMENTS

 32   REPORT OF ERNST &YOUNG LLP,
      INDEPENDENT AUDITORS

GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003


 PAR VALUE                                          VALUE
 ---------                                          -----

CORPORATE NOTES AND BONDS - 28.83%

                 FINANCE - 28.24%

$  1,405,000     2320 Properties LLC
                 Series 1997
                 1.14%, 11/01/22 (C)
                 LOC: Fifth Third Bank........  $    1,405,000
  73,000,000     American Express Credit Corp.
                 Senior Note, Series B, MTN
                 Extendible
                 1.16%, 11/05/04 (C)..........      73,000,000
  75,000,000     American Express Credit Corp.
                 Senior Note, Series B, MTN
                 Extendible
                 1.14%, 11/19/04 (C)(E).......      75,000,000
  25,000,000     American Honda Finance Corp.
                 Series 1, MTN
                 1.33%, 02/17/04 (C)(E).......      25,017,806
  15,000,000     American Honda Finance Corp.
                 Series 1, MTN
                 1.11%, 04/08/04 (C)(E).......      14,999,916
  55,000,000     American Honda Finance Corp.
                 MTN
                 1.08%, 06/24/04 (C)(E).......      55,000,000
  14,200,000     BF FT Myers, Inc./BF South, Inc.
                 1.14%, 11/01/17 (C)
                 LOC: Fifth Third Bank........      14,200,000
  67,000,000     Citigroup, Inc.
                 1.35%, 03/09/04 (C)..........      67,068,949
   1,300,000     Crest Products, Inc.
                 1.14%, 03/01/13 (C)
                 LOC: Fifth Third Bank........       1,300,000
   2,700,000     Cumberland College
                 Series 2003
                 1.14%, 10/01/23 (C)
                 LOC: Fifth Third Bank........       2,700,000
   3,115,000     Destiny Manufacturing, Inc.
                 Series 2003
                 1.14%, 09/01/13 (C)
                 LOC: Fifth Third Bank........       3,115,000
   2,500,000     Elder Land Development
                 Tampa Bay, Series 2003
                 1.14%, 09/01/23 (C)
                 LOC: Fifth Third Bank........       2,500,000
   5,000,000     Eskaton Lodge Granite Bay LP
                 1.15%, 06/01/33 (C)
                 LOC: U.S. Bank, N.A..........       5,000,000

 PAR VALUE                                          VALUE
 ---------                                          -----

                 FINANCE (CONTINUED)

$  1,500,000     Evangelical Community Church
                 1.14%, 07/01/23 (C)
                 LOC: Fifth Third Bank........  $    1,500,000
   2,760,000     Evendale Surgical Properties
                 Series 2003
                 1.14%, 10/01/23 (C)
                 LOC: Fifth Third Bank........       2,760,000
   3,000,000     Fornell Associates LLC
                 Series 2003
                 1.14%, 07/01/23 (C)
                 LOC: Fifth Third Bank........       3,000,000
   1,000,000     Fortune 5 ,LLC
                 1.14%, 05/01/21 (C)
                 LOC: Fifth Third Bank........       1,000,000
   1,285,000     Fortune 5, LLC
                 1.14%, 09/01/22 (C)
                 LOC: Fifth Third Bank........       1,285,000
   1,700,000     Garfield Investment Group LLC
                 1.14%, 07/01/28 (C)
                 LOC: Fifth Third Bank........       1,700,000
 125,000,000     General Electric Capital Corp.
                 MTN, Extendible
                 1.20%, 11/16/04 (C)..........     125,068,024
  75,000,000     Goldman Sachs Group, Inc.
                 MTN
                 1.30%, 11/10/04 (C)..........      75,140,025
  28,500,000     HBOS Treasury Services Plc
                 MTN
                 1.15%, 07/19/04 (C)(E).......      28,514,401
   1,870,000     Henderson Regional Industrial
                 Development Authority
                 Series 03-A
                 1.14%, 07/01/23 (C)
                 LOC: Fifth Third Bank........       1,870,000
   2,325,000     Katz Capital Corp.
                 Series 99-A
                 1.09%, 11/15/29 (C)
                 LOC: Fifth Third Bank........       2,325,000
   7,500,000     Kokomo Grain Co., Inc.
                 1.17%, 11/01/10 (C)(E)
                 LOC: General Electric
                 Capital Corp.................       7,500,000
   2,800,000     Laird Brothers LLC
                 Series 2003
                 1.14%, 02/01/28 (C)
                 LOC: Fifth Third Bank........       2,800,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

 GALAXY PRIME RESERVES

 OCTOBER 31, 2003


 PAR VALUE                                          VALUE
 ---------                                          -----

                 FINANCE (CONTINUED)

$  2,660,000     Manor Homes Holdings LLC/
                 Stewart Lodge Holdings LLC
                 Series 2000
                 1.14%, 06/01/23 (C)
                 LOC: Fifth Third Bank........  $    2,660,000
  37,000,000     MBIA Global Funding LLC
                 MTN
                 1.11%, 11/17/03 (C)(E).......      37,000,000
  40,000,000     MBIA Global Funding LLC
                 MTN
                 1.10%, 01/02/04 (C)(E).......      40,000,000
  60,000,000     MBIA Global Funding LLC
                 MTN
                 1.10%, 04/02/04 (C)(E).......      60,000,000
  16,430,000     Morgan Stanley
                 Senior Note, Series C, MTN
                 1.42%, 04/22/04 (C)..........      16,452,103
   5,403,000     MRN LP
                 1.18%, 12/01/33 (C)
                 LOC: U.S. Bank, N.A..........       5,403,000
  30,000,000     National City Bank, BN
                 1.07%, 03/30/04 (C)..........      29,998,810
  20,000,000     National Rural Utilities
                 5.25%, 07/15/04 .............      20,557,707
   2,140,000     Neighborhood Properties
                 Series 2003
                 1.14%, 09/01/23 (C)
                 LOC: Fifth Third Bank........       2,140,000
   4,110,000     Persimmon Ridge Golf Course
                 1.14%, 04/01/14 (C)
                 LOC: Fifth Third Bank........       4,110,000
  35,000,000     Royal Bank of Canada
                 Extendible, MTN
                 1.10%, 11/10/04 (C)..........      35,000,000
   3,000,000     Royce G Pulliam/M&A LLC
                 Series 2003
                 1.14%, 08/01/23 (C)
                 LOC: Fifth Third Bank........       3,000,000
   1,275,000     Sanders CRS Exchange LLC
                 1.30%, 10/01/23 (C)
                 LOC: Wells Fargo Bank, N.A...       1,275,000
   2,475,000     SJD Service Co., LLC
                 1.14%, 10/01/23 (C)
                 LOC: Fifth Third Bank........       2,475,000

 PAR VALUE                                          VALUE
 ---------                                          -----

                 FINANCE (CONTINUED)

$  1,670,000     Tireless Corp.
                 Series 1999
                 1.14%, 04/01/19 (C)
                 LOC: Fifth Third Bank..        $    1,670,000
  50,000,000     Toyota Motor Credit Corp.
                 MTN
                 1.07%, 11/24/03 (C)..........      50,000,000
  25,000,000     Wachovia Corp.
                 6.95%, 11/01/04 .............      26,344,758
 160,000,000     Wells Fargo Bank, N.A., BN
                 1.06%, 11/24/03 (C)..........     160,000,000
   2,175,000     Zang Skidmore, Inc.
                 Series 2003
                 1.15%, 09/01/23 (C)
                 LOC: Fifth Third Bank........       2,175,000
                                                --------------
                                                 1,095,030,499
                                                --------------

                 CONSUMER STAPLES - 0.59%

  22,295,000     Abbott Laboratories
                 5.13%, 07/01/04 .............      22,870,324
                                                --------------
                 TOTAL CORPORATE
                 NOTES AND BONDS..............   1,117,900,823
                                                --------------
                 (Cost $1,117,900,823)

U.S. AGENCY OBLIGATIONS - 26.05%

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 11.32%

  10,000,000     1.30%, 02/06/04 (A)..........       9,965,511
  40,000,000     5.13%, 02/13/04 .............      40,424,101
  50,000,000     1.10%, 05/28/04 (A)..........      49,683,597
  50,000,000     1.25%, 08/27/04 .............      49,992,288
  44,000,000     1.50%, 09/24/04 .............      44,000,000
  60,000,000     1.50%, 10/01/04 .............      60,000,000
 100,000,000     1.35%, 10/25/04 .............     100,000,000
  85,000,000     1.07%, 03/23/05 (C)..........      84,976,216
                                                --------------
                                                   439,041,713
                                                --------------

                 FEDERAL HOME LOAN MORTGAGE CORPORATION  - 9.52%

  30,000,000     1.08%, 11/06/03 (A)..........      29,995,500
  30,257,000     1.01%, 04/22/04 (A)..........      30,111,598
  35,000,000     1.01%, 06/17/04 (A)..........      34,778,474


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

OCTOBER 31, 2003


 PAR VALUE                                          VALUE
 ---------                                          -----

                 FEDERAL HOME LOAN
                 MORTGAGE CORPORATION (CONTINUED)

$ 30,000,000     1.38%, 11/12/04, MTN.........  $   30,000,000
  34,000,000     1.41%, 11/15/04, MTN.........      34,000,000
  20,000,000     3.25%, 11/15/04 .............      20,370,957
  70,000,000     1.11%, 09/09/05, MTN(C) .....      70,000,000
 120,000,000     1.11%, 10/07/05 (C)..........     120,000,000
                                                --------------
                                                   369,256,529
                                                --------------

                 FEDERAL HOME LOAN BANK  - 5.21%

  50,000,000     1.25%, 07/02/04 .............      50,002,218
  70,000,000     1.40%, 09/01/04 .............      70,000,000
  32,000,000     1.08%, 04/19/05 (C)..........      31,985,993
  50,000,000     1.04%, 04/25/05 (C)..........      49,970,181
                                                --------------
                                                   201,958,392
                                                --------------
                 TOTAL U.S. AGENCY
                 OBLIGATIONS..................   1,010,256,634
                                                --------------
                 (Cost $1,010,256,634)

 CERTIFICATES OF DEPOSIT - 18.44%

  50,000,000     Bank of New York
                 1.07%, 02/10/04 (C)..........      50,000,000
  20,000,000     Bank One, N.A.
                 1.32%, 05/10/04 (C)..........      20,026,229
  75,000,000     Barclays Bank Plc, Yankee
                 1.09%, 01/28/04 .............      75,001,830
 140,000,000     Canadian Imperial Bank of
                 Commerce, Extendible, Yankee
                 1.14%, 11/15/04 (C)..........     140,000,000
 100,000,000     Credit Suisse First Boston N.Y.
                 Yankee
                 1.10%, 07/07/04 (C)..........     100,000,000
  50,000,000     Deutsche Bank, Yankee
                 1.08%, 12/30/03 .............      50,000,409
  40,000,000     First Tennessee Bank, N.A.
                 1.05%, 02/04/04 (C)..........      39,997,846
  50,000,000     HBOS Treasury Services Plc
                 Yankee
                 1.03%, 11/17/03 .............      49,998,876
  40,000,000     HBOS Treasury Services Plc
                 Yankee
                 0.90%, 12/29/03 .............      39,988,341
 100,000,000     HSBC USA, Inc.
                 1.07%, 12/09/03 .............     100,000,524

 PAR VALUE                                          VALUE
 ---------                                          -----

CERTIFICATES OF DEPOSIT (CONTINUED)

$ 50,000,000     Rabobank Nederland NV
                 Yankee
                 1.33%, 04/19/04 .............  $   50,000,000
                                                --------------
                 TOTAL CERTIFICATES
                 OF DEPOSIT ..................     715,014,055
                                                --------------
                 (Cost $715,014,055)

COMMERCIAL PAPER - 18.31%

                 FINANCE - 16.51%

  45,036,000     Amstel Funding Corp.
                 1.07%, 11/24/03 (A)(B).......      45,005,212
  40,000,000     Amstel Funding Corp.
                 1.06%, 12/09/03 (A)(B).......      39,955,243
  22,651,000     Ciesco, L.P.
                 1.07%, 11/03/03 (A)(B).......      22,649,653
  50,000,000     CXC, LLC
                 1.08%, 01/12/04 (A)(B).......      49,892,000
 100,000,000     Fountain Square Commercial
                 Funding Corp.
                 1.05%, 11/18/03 (A)(B).......      99,950,417
  67,000,000     Govco, Inc.
                 1.05%, 12/09/03 (A)(B).......      66,925,742
  50,000,000     Grampian Funding, Ltd.
                 1.09%, 12/03/03 (A)(B).......      49,951,556
  50,000,000     Grampian Funding, Ltd.
                 1.10%, 01/05/04 (A)(B).......      49,900,696
  50,000,000     HBOS Treasury Services, Plc
                 1.05%, 11/14/03 (A)..........      49,981,042
  50,000,000     National Rural Utilities
                 Cooperative Finance Corp.
                 1.05%, 11/19/03 (A)..........      49,973,750
  41,005,000     Old Line Funding Corp.
                 1.05%, 11/10/03 (A)(B).......      40,994,236
  25,000,000     Toronto Dominion
                 Holdings (USA), Inc.
                 1.04%, 11/20/03 (A)..........      24,986,278
  50,000,000     Variable Funding Capital Corp.
                 1.05%, 11/19/03 (A)(B).......      49,973,750
                                                --------------
                                                   640,139,575
                                                --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

OCTOBER 31, 2003


 PAR VALUE                                          VALUE
 ---------                                          -----

                 MUNICIPAL 1.80%

$ 30,000,000     Texas Public Finance
                 1.15%, 01/13/04 .............  $   30,000,000
  40,000,000     Texas Public Finance
                 1.15%, 03/04/04 .............      40,000,000
                                                --------------
                                                    70,000,000
                                                --------------
                 TOTAL COMMERCIAL PAPER.......     710,139,575
                                                --------------
                 (Cost $710,139,575)

MUNICIPAL SECURITIES - 3.15%

                 GEORGIA - 0.03%

$  1,000,000     Burke County
                 Development Authority, IDR
                 FleetGuard, Inc. Project
                 1.14%, 08/01/18 (D)
                 LOC: Fifth Third Bank........  $    1,000,000
                                                --------------

                 MARYLAND - 1.81%

  70,300,000     Baltimore Project Revenue
                 Baltimore Package Facilities
                 1.10%, 07/01/32 (D)
                 Insured: FGIC
                 SPA: Dexia Credit Local de
                 France.......................      70,300,000
                                                --------------

                 NEW JERSEY - 0.65%

  25,000,000     New Jersey EDA
                 State Pension Funding Revenue
                 1.07%, 02/15/29 (D)
                 Insured: FSA
                 SPA: Dexia Credit Local de
                 France.......................      25,000,000
                                                --------------

                 NEW YORK - 0.54%

  20,950,000     New York State HFA
                 900 8th Avenue Housing
                 Series B
                 1.07%, 11/01/35 (D)
                 LOC: KeyBank, N.A............      20,950,000
                                                --------------

 PAR VALUE                                          VALUE
 ---------                                          -----

                 NORTH CAROLINA - 0.07%

  $2,870,000     Wake County Industrial
                 Facilities, PCR
                 Bob Barker Project
                 Series A
                 1.09%, 04/01/18 (D)
                 LOC: Wachovia Bank, N.A......  $    2,870,000
                                                --------------

                 OKLAHOMA - 0.05%

   2,100,000     Oklahoma Industrial Authority
                 Economic Development Revenue
                 Scott Oklahoma Plant LLC Project
                 1.14%, 10/01/23 (D)
                 LOC: Fifth Third Bank........       2,100,000
                                                --------------
                 TOTAL MUNICIPAL SECURITIES ..     122,220,000
                                                --------------
                 (Cost $122,220,000)

REPURCHASE AGREEMENTS - 7.11%

100,000,000      Repurchase Agreement with:
                 Bank of America
                 1.11%, Due 11/03/2003
                 dated 10/31/2003
                 Repurchase Price $100,009,250
                 (Collateralized by Corporate
                 Bonds 7.50% - 8.75%
                 Due 08/16/2004 - 03/15/2032;
                 Total Par $99,908,496
                 Market Value $105,000,001) ..     100,000,000
  50,623,000     Repurchase Agreement with:
                 JPMorgan Chase & Co.
                 1.07%, Due 11/03/2003
                 dated 10/31/2003
                 Repurchase Price $50,627,514
                 (Collateralized by U.S. Agency
                 Obligations and Corporate
                 Asset-Backed Securities
                 3.00% - 7.50%
                 Due 03/15/2029 - 11/01/2033;
                 Total Par $61,654,328
                 Market Value $51,985,435) ...      50,623,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

OCTOBER 31, 2003


 PAR VALUE                                          VALUE
 ---------                                          -----

REPURCHASE AGREEMENTS (CONTINUED)

$125,000,000     Repurchase Agreement with:
                 UBS Finance
                 1.11%,  Due 11/03/2003
                 dated 10/31/2003
                 Repurchase Price $125,011,563
                 (Collateralized by Corporate Asset-
                 Backed Securities 6.96% - 9.07%
                 Due 05/25/2005 - 12/22/2040;
                 Total Par $189,946,250
                 Market Value $131,250,519) ..  $  125,000,000
                                                --------------
                 TOTAL REPURCHASE AGREEMENTS .     275,623,000
                                                --------------
                 (Cost $275,623,000)

   SHARES                                          VALUE
   ------                                          -----

INVESTMENT COMPANY - 0.02%

     746,796     Dreyfus Cash
                 Management Fund..............  $      746,796
                                                --------------
                TOTAL INVESTMENT COMPANY .....         746,796
                                                --------------
                (Cost $746,796)
TOTAL INVESTMENTS - 101.91%...................   3,951,900,883
                                                --------------
(Cost $3,951,900,883)*
NET OTHER ASSETS AND LIABILITIES - (1.91)% ...     (74,029,180)
                                                --------------
NET ASSETS - 100.00%..........................  $3,877,871,703
                                                ==============

----------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Act of 1940. At October 31, 2003, these securities amounted to $515,198,505 or 13.29% of net assets.
(C) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 2003.
(D) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at October 31, 2003.
(E) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. At October 31, 2003, these securities amounted to $343,032,123 or 8.85% of net assets.

BN     Bank Note
EDA    Economic Development Authority
FGIC   Federal Guaranty Insurance Corp.
FSA    Financial Security Assurance Company
HFA    Housing Finance Agency
IDR    Industrial Development Revenue
LOC    Letter of Credit
MTN    Medium Term Note
PCR    Pollution Control Revenue
SPA    Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003


 PAR VALUE                                          VALUE
 ---------                                          -----

MUNICIPAL SECURITIES - 95.93%


                 ALASKA  - 1.51%

$  2,440,000     Anchorage Higher
                 Education Revenue
                 Alaska Pacific University
                 1.08%, 07/01/17 (A)
                 LOC: Bank of America, N.A....  $    2,440,000
                                                --------------

                 ARIZONA - 2.98%

   1,230,000     Arizona HFA Revenue
                 Community Behavioral
                 Health Property
                 1.10%, 08/01/25 (A)
                 LOC: Wells Fargo Bank, N.A...       1,230,000
   1,000,000     Maricopa County IDA
                 Multi-Family Housing Revenue
                 Sonora Vista II Apartments
                 Series A, AMT
                 1.20%, 12/01/39 (A)
                 LOC: Wells Fargo Bank, N.A...       1,000,000
   2,600,000     Phoenix IDA
                 Multi-Family Housing Revenue
                 Sunrise Vista Apartments
                 Series A, AMT
                 1.20%, 06/01/31 (A)
                 LOC: Wells Fargo Bank, N.A...       2,600,000
                                                --------------
                                                     4,830,000
                                                --------------

                 COLORADO - 10.93%

   1,500,000     Colorado Educational & Cultural
                 Facilities Authority Revenue
                 Denver Art Museum Project
                 1.10%, 01/01/33 (A)
                 LOC: Wells Fargo Bank, N.A...       1,500,000
   1,900,000     Colorado Educational & Cultural
                 Facilities Authority Revenue
                 Regis Jesuit High School Project
                 1.10%, 12/01/33 (A)
                 LOC: Wells Fargo Bank, N.A...       1,900,000

 PAR VALUE                                          VALUE
 ---------                                          -----

                 COLORADO (CONTINUED)

  $1,100,000     Colorado Educational & Cultural
                 Facilities Authority Revenue
                 YMCA Metropolitan
                 Denver Project
                 1.10%, 07/01/18 (A)
                 LOC: Wells Fargo Bank, N.A...  $    1,100,000
   1,650,000     Colorado HFA
                 Craig Hospital Project
                 1.10%, 12/01/20 (A)
                 LOC: Wells Fargo Bank, N.A...       1,650,000
   4,210,000     Colorado HFA
                 Golden West Manor Project
                 Series A
                 1.10%, 07/01/32 (A)
                 LOC: U.S. Bank, N.A..........       4,210,000
   2,500,000     Colorado Springs
                 YMCA of Pikes Peak
                 Regional Project
                 1.10%, 11/01/22 (A)
                 LOC: Wells Fargo Bank, N.A...       2,500,000
   1,600,000     Crystal Valley Metropolitan
                 District No. 1
                 1.10%, 05/01/32 (A)
                 LOC: Wells Fargo Bank, N.A...       1,600,000
   3,250,000     Lafayette Improvement District
                 Special Assessment Revenue
                 Special Improvement No. 02-01
                 1.10%, 12/01/22 (A)
                 LOC: U.S. Bank, N.A..........       3,250,000
                                                --------------
                                                    17,710,000
                                                --------------

                 FLORIDA - 4.33%

   1,000,000     Collier County School
                 Board, COP
                 5.50%, 02/15/04
                 Insured: FSA.................       1,012,938
   2,000,000     Florida Development Finance Corp.
                 IDR, Enterprise Board
                 Central Florida
                 Series A-1
                 1.15%, 06/01/23 (A)
                 LOC: SunTrust Bank, N.A......       2,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

OCTOBER 31, 2003


 PAR VALUE                                          VALUE
 ---------                                          -----

                 FLORIDA (CONTINUED)

  $1,500,000     Florida Housing Finance Agency
                 Multi-Family Housing Revenue
                 Town Colony, Series EE
                 1.10%, 09/01/08 (A)
                 LOC: Credit Suisse First
                 Boston.......................  $    1,500,000
   2,500,000     Pinellas County IDA
                 Family Resource, Inc. Project
                 1.10%, 07/01/24 (A)
                 LOC: SunTrust Bank, N.A......       2,500,000
                                                --------------
                                                     7,012,938
                                                --------------

                 GEORGIA - 10.03%

   2,400,000     Canton Housing Authority
                 Multi-Family Housing Revenue
                 Canton Mill Lofts Project, AMT
                 1.15%, 12/01/34 (A)
                 LOC: Wachovia Bank, N.A......       2,400,000
   2,695,000     De Kalb County, GO
                 Series A
                 2.00%, 01/01/04 .............       2,699,658
   2,500,000     Dooly County IDA
                 Hamburg Enterprises Project
                 1.14%, 12/01/17 (A)
                 LOC: Fifth Third Bank........       2,500,000
   3,800,000     Macon-Bibb County
                 Hospital Authority, RAC
                 Medical Center, Central Georgia
                 1.05%, 07/01/28 (A)
                 LOC: SunTrust Bank, N.A......       3,800,000
   2,345,000     Screven County, IDA, IDR
                 Sylvania Yarn
                 Systems, Inc. Project, AMT
                 1.15%, 10/01/10 (A)
                 LOC: Wachovia Bank, N.A......       2,345,000
   2,490,000     Troup County Public
                 Facilities Authority
                 Government Services Center
                 Project
                 2.00%, 06/01/04 .............       2,504,354
                                                --------------
                                                    16,249,012
                                                --------------

 PAR VALUE                                          VALUE
 ---------                                          -----

                 ILLINOIS - 9.16%

$    900,000     Carol Stream Industrial Project
                 Maac Machinery Co. Project, AMT
                 1.20%, 04/01/24 (A)
                 LOC: Northern Trust Co.......  $      900,000
   2,200,000     Chicago O'Hare
                 International Airport
                 Special Facilities Revenue
                 Compagnie Nationale Air
                 France, AMT
                 1.17%, 05/01/18 (A)
                 LOC: Societe Generale........       2,200,000
   2,190,000     Chicago Public Building
                 Commission Building Revenue
                 Series C
                 5.13%, 02/01/04
                 Insured: FGIC................       2,212,246
   1,230,000     Chicago Tax Increment
                 Allocation, Stockyards
                 Series A
                 1.13%, 12/01/11 (A)
                 LOC: Northern Trust Co.......       1,230,000
   1,000,000     Cook County
                 Capital Improvement
                 Series B, GO
                 1.02%, 11/01/31 (A)
                 SPA: Landesbank
                 Hessen-Thuringen GZ..........       1,000,000
   1,000,000     Illinois Development Finance
                 Authority, McCormick Theological
                 Series A
                 1.10%, 06/01/19 (A)
                 LOC: Northern Trust Co.......       1,000,000
   1,000,000     Illinois Development Finance
                 Authority, Wheaton Academy
                 Project
                 1.10%, 10/01/28 (A)
                 LOC: Northern Trust Co.......       1,000,000
   3,300,000     Macon County
                 Millikin University
                 1.07%, 10/01/31 (A)
                 LOC: National City Bank .....       3,300,000
   1,000,000     Orland Hills
                 Multi-Family Mortgage Revenue
                 1.10%, 12/01/04 (A)
                 LOC: LaSalle National Bank ..       1,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

OCTOBER 31, 2003


 PAR VALUE                                          VALUE
 ---------                                          -----

                 ILLINOIS (CONTINUED)

$  1,000,000     Palatine Special Facilities
                 Limited Obligation, Little City
                 Community Development Project
                 1.10%, 12/01/28 (A)
                 LOC: FHLB....................  $    1,000,000
                                                --------------
                                                    14,842,246
                                                --------------

                 INDIANA - 5.66%

   3,000,000     Evansville Economic
                 Development Revenue
                 B&M Plastics, Inc. Project, AMT
                 1.14%, 12/01/17 (A)
                 LOC: Fifth Third Bank........       3,000,000
   2,900,000     Indiana Health Facilities Financing
                 Authority Revenue
                 Golden Years Homestead
                 Series A
                 1.10%, 06/01/25 (A)
                 LOC: Wells Fargo Bank, N.A.         2,900,000
   2,280,000     Indiana State Development
                 Finance Authority
                 Economic Development
                 Rehabilitation Center Project
                 1.20%, 07/01/17 (A)
                 LOC: Wells Fargo Bank, N.A...       2,280,000
   1,000,000     Indianapolis Multi-Family
                 Housing Revenue
                 Nora Pines Apartments
                 Project, AMT
                 1.10%, 10/15/31 (A)
                 LOC: FNMA....................       1,000,000
                                                --------------
                                                     9,180,000
                                                --------------

                 IOWA  - 7.27%

   1,400,000     Clinton, IDR
                 Sethness Products Co. Project
                 1.20%, 09/01/06 (A)
                 LOC: Northern Trust Co.......       1,400,000
   1,725,000     Clinton, IDR
                 Sethness Products Co. Project
                 1.20%, 09/01/11 (A)
                 LOC: Northern Trust Co.......       1,725,000

 PAR VALUE                                          VALUE
 ---------                                          -----

                 IOWA (CONTINUED)

$  1,270,000     Iowa Finance Authority
                 Child Services Revenue
                 Childserve Project
                 Series B
                 1.20%, 06/01/17 (A)
                 LOC: Wells Fargo Bank, N.A...  $    1,270,000
   2,580,000     Iowa Finance Authority
                 Private College Revenue
                 Morningside College Project
                 1.15%, 09/01/32 (A)
                 LOC: U.S. Bank, N.A..........       2,580,000
   4,800,000     Iowa Finance Authority
                 Small Business
                 Development Revenue
                 Multi-Family Housing
                 Village Court Association
                 Series A
                 1.10%, 11/01/15 (A)
                 CO: Dupont (E.I.)
                 de Nemours...................       4,800,000
                                                --------------
                                                    11,775,000
                                                --------------

                 KENTUCKY - 0.95%

   1,535,000     Pioneer Village
                 Industrial Building Revenue
                 Little Flock Baptist
                 Series A
                 1.07%, 08/01/23 (A)
                 LOC: Fifth Third Bank........       1,535,000
                                                --------------

                 LOUISIANA - 2.47%

   4,000,000     St. James Parish, PCR
                 Texaco Project, Series A
                 0.90%, 12/16/03
                 CO: Chevron Corp.............       4,000,000
                                                --------------

                 MAINE  - 1.54%

   2,500,000     Maine State Housing Authority
                 Multi-Family Housing Revenue
                 Park Village, AMT
                 1.10%, 10/28/32 (A)
                 Insured: FNMA
                 LIQ FAC: FNMA................       2,500,000
                                                --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

OCTOBER 31, 2003


 PAR VALUE                                          VALUE
 ---------                                          -----

                 MASSACHUSETTS - 3.96%

$  2,000,000     Dover & Sherborn Regional
                 School District, BAN, GO
                 2.50%, 11/14/03 .............  $    2,000,575
   4,404,000     Winchester, BAN, GO
                 1.50%, 07/02/04 .............       4,417,336
                                                --------------
                                                     6,417,911
                                                --------------

                 MICHIGAN - 3.65%

   1,600,000     Green Lake Township, EDC
                 Interlochen Center Arts Project
                 1.05%, 06/01/27 (A)
                 LOC: Northern Trust Co.......       1,600,000
   4,315,000     Michigan State Strategic Fund
                 Limited Obligation Revenue
                 Grand Rapids Christian School
                 1.05%, 08/01/28 (A)
                 LOC: Fifth Third Bank........       4,315,000
                                                --------------
                                                     5,915,000
                                                --------------

                 MINNESOTA - 1.23%

   2,000,000     Minnesota State Higher
                 Education Facilities
                 William Mitchell Five School
                 1.10%, 10/01/33 (A)
                 LOC: U.S. Bank, N.A..........       2,000,000
                                                --------------

                 NEW MEXICO - 1.02%

   1,660,000     Albuquerque Educational
                 Facilities Revenue
                 Menaul School Project
                 1.20%, 06/01/18 (A)
                 LOC: Wells Fargo Bank, N.A...       1,660,000
                                                --------------

                 OKLAHOMA - 1.70%

   2,740,000     Tulsa, Series A, GO
                 2.00%, 06/01/04 .............       2,756,091
                                                --------------

                 PENNSYLVANIA - 4.72%

   3,000,000     Montgomery County
                 0.95%, 12/10/03 .............       3,000,000

 PAR VALUE                                          VALUE
 ---------                                          -----

                 PENNSYLVANIA (CONTINUED)

$  2,150,000     Montgomery County, IDA
                 Series 2001-A
                 0.95%, 12/10/03
                 LOC: Bank One, N.A...........  $    2,150,000
   2,500,000     Philadelphia Authority, IDR
                 Pennsylvania School for the Deaf
                 1.10%, 11/01/32 (A)
                 LOC: Citizens Bank of
                 Pennsylvania.................       2,500,000
                                                --------------
                                                     7,650,000
                                                --------------

                 TENNESSEE - 1.55%

   2,500,000     Shelby County, TAN, GO
                 2.00%, 06/30/04 .............       2,515,026
                                                --------------

                 TEXAS  - 10.64%

   1,000,000     Dallas Fort Worth
                 International Airport Revenue
                 Refunding & Improvement
                 Series A, AMT
                 3.00%, 11/01/03
                 Insured: MBIA................       1,000,000
   5,000,000     Hockley County, IDC, PCR
                 Amoco Project
                 1.10%, 11/01/19 (A)
                 CO: Amoco Corp...............       5,000,000
   3,000,000     Lower Neches Valley
                 Authority, PCR
                 Chevron USA, Inc. Project
                 0.92%, 02/15/17 (A)
                 CO: Chevron Corp.............       3,000,000
   1,200,000     Mansfield, IDC
                 Pier 1 Imports, Inc. Project, AMT
                 1.10%, 11/01/26 (A)
                 LOC: Bank One, N.A...........       1,200,000
   6,000,000     Texas State, TRAN
                 2.00%, 08/31/04 .............       6,040,389
   1,000,000     Victoria HFDC
                 Healthcare System Revenue
                 Warm Springs Rehabilitation
                 Foundation
                 1.10%, 09/01/27 (A)
                 LOC: JPMorgan Chase Bank ....       1,000,000
                                                --------------
                                                    17,240,389
                                                --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

 GALAXY TAX-EXEMPT RESERVES

 OCTOBER 31, 2003


 PAR VALUE                                          VALUE
 ---------                                          -----

                 VERMONT - 3.08%

$  5,000,000     Vermont Educational and Health
                 Buildings Financing Agency
                 Gifford Medical Center
                 Project, Series A
                 1.08%, 07/01/33 (A)
                 LOC: SunTrust Bank, N.A......  $    5,000,000
                                                --------------

                 WASHINGTON - 2.91%

   2,355,000     Port of Seattle
                 Series A-2
                 0.95%, 11/07/03
                 LOC: Bayerische
                 Landesbank GZ................       2,355,000
   2,365,000     Port of Seattle
                 Series B-2, AMT
                 0.98%, 02/13/04
                 LOC: Bayerische
                 Landesbank GZ................       2,365,000
                                                --------------
                                                     4,720,000
                                                --------------

                 WISCONSIN - 4.02%

   1,000,000     Marathon City
                 Redevelopment Authority, IDR
                 Maratech/Calvin Frost Project
                 AMT
                 1.14%, 10/01/35 (A)
                 LOC: Fifth Third Bank........       1,000,000
   1,000,000     Milwaukee Redevelopment
                 Authority, Milwaukee School
                 Engineering Project
                 Series A
                 1.15%, 07/01/23 (A)
                 LOC: M & I Bank..............       1,000,000
   2,500,000     Wisconsin State
                 Operating Notes
                 2.25%, 06/15/04 .............       2,516,920
   2,000,000     Wisconsin State HEFA
                 Agnesian Healthcare Project
                 1.20%, 06/01/33 (A)
                 LOC: M & I Bank..............       2,000,000
                                                --------------
                                                     6,516,920
                                                --------------

 PAR VALUE                                          VALUE
 ---------                                          -----

                 WYOMING - 0.62%

$  1,000,000     Sweetwater County
                 Series 1988-A
                 0.95%, 02/13/04
                 LOC: Barclays Bank Plc.......  $    1,000,000
                                                --------------
                 TOTAL MUNICIPAL SECURITIES ..     155,465,533
                                                --------------
                 (Cost $155,465,533)
TOTAL INVESTMENTS - 95.93%....................     155,465,533
                                                --------------
(Cost $155,465,533)*
NET OTHER ASSETS AND LIABILITIES - 4.07% .....       6,598,525
                                                --------------
NET ASSETS - 100.00%..........................  $  162,064,058
                                                ==============

----------------------------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at October 31, 2003.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN      Bond Anticipation Note
CO       Corporate Obligation
COP      Certificate of Participation
EDC      Economic Development Corp.
FGIC     Federal Guaranty Insurance Corp.
FHLB     Federal Home Loan Bank
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Company
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Health Facilities Authority
HFDC     Health Facilities Development Corp.
IDA      Industrial Development Authority
IDC      Industrial Development Corp.
IDR      Industrial Development Revenue
LIQ FAC  Liquidity Facility
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
RAC      Revenue Anticipation Certificates
SPA      Stand-by Purchase Agreement
TAN      Tax Anticipation Notes
TRAN     Tax & Revenue Anticipation Notes

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003


 PAR VALUE                                          VALUE
 ---------                                          -----

U.S. AGENCY OBLIGATIONS - 70.92%

                 FEDERAL HOME LOAN
                 MORTGAGE CORPORATION  - 32.17%

$  7,000,000     1.03%, 11/04/03 (A)..........  $    6,999,399
  12,000,000     1.08%, 12/04/03 (A)..........      11,988,120
   5,000,000     1.55%, 12/04/03 (A)..........       4,993,010
  10,000,000     1.08%, 12/12/03 (A)..........       9,987,700
   6,000,000     1.05%, 12/17/03 (A)..........       5,991,950
  10,000,000     3.00%, 07/15/04 .............      10,125,054
   3,150,000     6.25%, 07/15/04 .............       3,258,286
   2,609,000     1.29%, 07/19/04 (A)..........       2,584,978
   3,000,000     1.38%, 11/12/04, MTN.........       3,000,000
   3,000,000     1.41%, 11/15/04, MTN.........       3,000,000
   5,520,000     1.11%, 09/09/05 (B)..........       5,520,000
   5,000,000     1.11%, 10/07/05 (B)..........       5,000,000
                                                --------------
                                                    72,448,497
                                                --------------

                 FEDERAL NATIONAL
                 MORTGAGE ASSOCIATION  - 24.08%

   4,200,000     1.06%, 11/19/03 (A)..........       4,197,784
  20,000,000     0.99%, 01/20/04 (B)..........      19,997,815
   5,000,000     1.30%, 02/06/04 (A)..........       4,982,756
  10,000,000     3.63%, 04/15/04 .............      10,114,481
   5,000,000     1.29%, 08/06/04 (A)..........       4,950,787
   5,000,000     1.05%, 02/18/05 (B)..........       4,998,353
   5,000,000     1.07%, 03/23/05 (B)..........       4,998,601
                                                --------------
                                                    54,240,577
                                                --------------

                 FEDERAL HOME LOAN BANK  - 12.45%

  10,000,000     1.00%, 01/06/04 (B)..........       9,999,316
   2,000,000     4.88%, 04/16/04 .............       2,032,072
   5,000,000     1.25%, 07/02/04 .............       5,000,222
   6,000,000     1.05%, 04/07/05 (B)..........       6,000,000
   2,000,000     1.08%, 04/19/05 (B)..........       1,999,125
   3,000,000     1.04%, 04/25/05 (B)..........       2,998,211
                                                --------------
                                                    28,028,946
                                                --------------

                 FEDERAL FARM CREDIT BANK  - 2.22%

   5,000,000     1.09%, 04/14/04 (B)..........       4,998,814
                                                --------------
                 TOTAL U.S. AGENCY OBLIGATIONS     159,716,834
                                                --------------
                 (Cost $159,716,834)

 PAR VALUE                                          VALUE
 ---------                                          -----

REPURCHASE AGREEMENTS - 28.74%

$ 20,000,000     Repurchase Agreement with:
                 Bank of America
                 1.05%, Due 11/03/2003
                 dated 10/31/2003
                 Repurchase Price $20,001,750
                 (Collateralized by U.S. Agency
                 Obligations, 4.00% - 7.50%
                 Due 01/01/2018 - 11/01/2033;
                 Total Par $26,447,742
                 Market Value $20,600,000) ...  $   20,000,000
  44,734,000     Repurchase Agreement with:
                 Goldman Sachs & Co.
                 1.06%, Due 11/03/2003
                 dated 10/31/2003
                 Repurchase Price $44,737,952
                 (Collateralized by U.S. Agency
                 Obligations, 5.50% - 6.50%
                 Due 06/01/2017 - 11/01/2033;
                 Total Par $64,149,089
                 Market Value $46,076,020) ...      44,734,000
                                                --------------
                 TOTAL REPURCHASE AGREEMENTS .      64,734,000
                                                --------------
                 (Cost $64,734,000)
   SHARES
   ------

INVESTMENT COMPANY - 0.34%

     760,166     Dreyfus Government Cash
                 Management Fund..............         760,166
                                                --------------
                 TOTAL INVESTMENT COMPANY ....         760,166
                                                --------------
                 (Cost $760,166)
TOTAL INVESTMENTS - 100.00%...................     225,211,000
                                                --------------
(Cost $225,211,000)*
NET OTHER ASSETS AND LIABILITIES - 0.00%+ ....           2,538
                                                --------------
NET ASSETS - 100.00%..........................  $  225,213,538
                                                ==============

--------------------------
*      Aggregate cost for federal tax purposes.
+      Amount represents less than 0.01%.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 2003.
MTN    Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

                                                         PRIME          TAX-EXEMPT       GOVERNMENT
                                                        RESERVES         RESERVES         RESERVES
                                                     --------------    ------------     ------------

ASSETS:

   Investments:
     Investments at amortized cost ..............    $3,676,277,883    $155,465,533     $160,477,000
     Repurchase agreements ......................       275,623,000              --       64,734,000
                                                     --------------    ------------     ------------
       Total investments at value ...............     3,951,900,883     155,465,533      225,211,000
   Cash .........................................               554              --              135
   Receivable for investments sold ..............                --       8,922,839               --
   Interest and dividend receivable .............         5,772,895         380,222          250,132
   Deferred Trustees' fees ......................           133,941           5,527            6,755
                                                     --------------    ------------     ------------
       Total Assets .............................     3,957,808,273     164,774,121      225,468,022
                                                     --------------    ------------     ------------

LIABILITIES:

   Payable for investments purchased ............        75,271,712       2,500,000               --
   Payable to custodian .........................                --          28,453               --
   Payable to Fleet and affiliates ..............         3,247,946         130,494          187,472
   Trustees' fees and expenses payable ..........            23,225             269              175
   Deferred Trustees' fees ......................           133,941           5,527            6,755
   Accrued expenses and other payables ..........         1,259,746          45,320           60,082
                                                     --------------    ------------     ------------
       Total Liabilities ........................        79,936,570       2,710,063          254,484
                                                     --------------    ------------     ------------
NET ASSETS ......................................    $3,877,871,703    $162,064,058     $225,213,538
                                                     ==============    ============     ============

NET ASSETS CONSIST OF:
   Par value ....................................    $    3,877,872    $    162,064     $    225,214
   Paid-in capital in excess of par value .......     3,873,954,214     161,903,864      224,988,335
   Undistributed (overdistributed) net investment
     income .....................................            41,977              74              (11)
   Accumulated net realized loss on
     investments sold ...........................            (2,360)         (1,944)              --
                                                     --------------    ------------     ------------
   TOTAL NET ASSETS .............................    $3,877,871,703    $162,064,058     $225,213,538
                                                     ==============    ============     ============

   Shares of beneficial interest outstanding ....     3,877,832,086     162,065,928      225,213,549

NET ASSET VALUE:
   offering and redemption price per share
   (Net Assets / Shares Outstanding) ............    $         1.00    $       1.00     $       1.00
                                                     ==============    ============     ============


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2003*

                                            PRIME      TAX-EXEMPT   GOVERNMENT
                                          RESERVES      RESERVES     RESERVES
                                         -----------   ----------   ----------

INVESTMENT INCOME:
   Interest ..........................   $10,911,143    $416,204     $651,149
   Dividends .........................         1,664       2,707        1,786
                                         -----------    --------     --------
     Total investment income .........    10,912,807     418,911      652,935
                                         -----------    --------     --------

EXPENSES:
   Investment advisory fees ..........     3,511,728     167,399      234,314
   Administration fees ...............       654,151      28,039       39,248
   Custody fees ......................         2,149       1,840        3,220
   Fund accounting fees ..............        33,242      11,224       12,880
   Professional fees .................        66,516      19,044       17,296
   Trustees' fees ....................        24,656       1,012          644
   Transfer agent fee ................         1,260       1,260        1,260
   Distribution and service fees .....     5,467,531     213,434      298,751
   Reports to shareholders ...........       225,584       1,104        2,300
   Miscellaneous .....................        11,253       5,796        3,680
                                         -----------    --------     --------
     Total expenses before waiver ....     9,998,070     450,152      613,593
                                         -----------    --------     --------
     Less: waiver ....................            --     (52,244)        (428)
                                         -----------    --------     --------
     Total expenses net of waiver ....     9,998,070     397,908      613,165
                                         -----------    --------     --------
NET INVESTMENT INCOME ................       914,737      21,003       39,770
                                         -----------    --------     --------
NET REALIZED LOSS ON INVESTMENTS .....        (2,360)         --           --
                                         -----------    --------     --------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ............   $   912,377    $ 21,003     $ 39,770
                                         ===========    ========     ========

------------------------
* For the period August 1, 2003 through October 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2003

                                           PRIME       TAX-EXEMPT   GOVERNMENT
                                          RESERVES      RESERVES     RESERVES
                                        ------------   ----------   -----------

INVESTMENT INCOME:
   Interest ..........................  $ 61,811,966   $2,228,643   $ 3,310,190
   Dividends .........................         9,595       30,856        80,431
                                        ------------   ----------   -----------
     Total investment income .........    61,821,561    2,259,499     3,390,621
                                        ------------   ----------   -----------

EXPENSES:
   Investment advisory fees ..........    14,810,042      685,923       929,047
   Administration fees ...............     2,760,994      114,798       155,492
   Custody fees ......................        28,900       15,875        15,067
   Fund accounting fees ..............       132,572       36,699        52,479
   Professional fees .................       127,963       25,948        30,483
   Trustees' fees ....................        85,069        2,631         4,537
   Transfer agent fee ................         5,001        5,001         5,001
   Distribution and service fees .....    41,242,909    1,714,807     2,322,660
   Reports to shareholders ...........     1,372,207        6,772        18,046
   Miscellaneous .....................       138,650       19,988        26,541
                                        ------------   ----------   -----------
     Total expenses before waiver ....    60,704,307    2,628,442     3,559,353
                                        ------------   ----------   -----------
     Less: waiver ....................   (18,146,841)    (856,781)   (1,138,124)
                                        ------------   ----------   -----------
       Total expenses net of waiver ..    42,557,466    1,771,661     2,421,229
                                        ------------   ----------   -----------
NET INVESTMENT INCOME ................    19,264,095      487,838       969,392
                                        ------------   ----------   -----------

NET REALIZED GAIN (LOSS) ON INVESTMENTS       22,021       (1,944)           --
                                        ------------   ----------   -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ............  $ 19,286,116   $  485,894   $   969,392
                                        ============   ==========   ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               PRIME RESERVES
                                                            -----------------------------------------------------
                                                             PERIOD ENDED             YEARS ENDED JULY 31,
                                                           OCTOBER 31, 2003*        2003              2002
                                                            ---------------   ----------------   ----------------


NET ASSETS AT BEGINNING OF PERIOD .......................   $ 3,879,789,228   $  4,488,637,042   $  5,123,427,095
                                                            ---------------   ----------------   ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ................................           914,737         19,264,095         71,186,328
   Net realized gain (loss) on investments sold .........            (2,360)            22,021                 (2)
                                                            ---------------   ----------------   ----------------
     Net increase in net assets resulting from operations           912,377         19,286,116         71,186,326
                                                            ---------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ................................          (914,923)       (19,264,095)       (71,186,328)
                                                            ---------------   ----------------   ----------------
     Total Distributions to shareholders ................          (914,923)       (19,264,095)       (71,186,328)
                                                            ---------------   ----------------   ----------------

SHARE TRANSACTIONS:
   Net proceeds from sales of shares ....................     3,436,135,448     12,299,009,403     14,934,406,579
   Issued to shareholders in reinvestment of dividends ..           914,923         19,264,092         71,186,328
   Cost of shares repurchased ...........................    (3,438,965,350)   (12,927,143,330)   (15,640,382,958)
                                                            ---------------   ----------------   ----------------
     Net increase (decrease) from share transactions ....        (1,914,979)      (608,869,835)      (634,790,051)
                                                            ---------------   ----------------   ----------------
     Net increase (decrease) in net assets ..............        (1,917,525)      (608,847,814)      (634,790,053)
                                                            ---------------   ----------------   ----------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..........   $ 3,877,871,703   $  3,879,789,228   $  4,488,637,042
                                                            ===============   ================   ================

(A) Undistributed (overdistributed) net investment income   $        41,977   $         42,163   $         20,144
                                                            ===============   ================   ================

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold .................................................     3,436,135,448     12,299,009,403     14,934,406,579
   Issued to shareholders in reinvestment of dividends ..           914,923         19,264,092         71,186,328
   Repurchased ..........................................    (3,438,965,350)   (12,927,143,330)   (15,640,382,958)
                                                            ---------------   ----------------   ----------------
     Net increase (decrease) in shares outstanding ......        (1,914,979)      (608,869,835)      (634,790,051)
                                                            ===============   ================   ================

                                                                           TAX-EXEMPT RESERVES
                                                             ----------------------------------------------
                                                              PERIOD ENDED          YEARS ENDED JULY 31,
                                                           OCTOBER 31, 2003*       2003               2002
                                                             -------------    -------------   -------------


NET ASSETS AT BEGINNING OF PERIOD .......................    $ 162,894,873    $ 177,913,307   $ 223,983,457
                                                             -------------    -------------   -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ................................           21,003          487,838       1,573,542
   Net realized gain (loss) on investments sold .........               --           (1,944)             --
                                                             -------------    -------------   -------------
     Net increase in net assets resulting from operations           21,003          485,894       1,573,542
                                                             -------------    -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ................................          (20,929)        (487,838)     (1,573,542)
                                                             -------------    -------------   -------------
     Total Distributions to shareholders ................          (20,929)        (487,838)     (1,573,542)
                                                             -------------    -------------   -------------

SHARE TRANSACTIONS:
   Net proceeds from sales of shares ....................      111,347,789      433,523,128     541,508,879
   Issued to shareholders in reinvestment of dividends ..           20,929          487,838       1,573,542
   Cost of shares repurchased ...........................     (112,199,607)    (449,027,456)   (589,152,571)
                                                             -------------    -------------   -------------
     Net increase (decrease) from share transactions ....         (830,889)     (15,016,490)    (46,070,150)
                                                             -------------    -------------   -------------
     Net increase (decrease) in net assets ..............         (830,815)     (15,018,434)    (46,070,150)
                                                             -------------    -------------   -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..........    $ 162,064,058    $ 162,894,873   $ 177,913,307
                                                             =============    =============   =============

(A) Undistributed (overdistributed) net investment income    $          74    $          --   $          --
                                                             =============    =============   =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold .................................................      111,347,789      433,523,128     541,508,879
   Issued to shareholders in reinvestment of dividends ..           20,929          487,838       1,573,542
   Repurchased ..........................................     (112,199,607)    (449,027,456)   (589,152,571)
                                                             -------------    -------------   -------------
     Net increase (decrease) in shares outstanding ......         (830,889)     (15,016,490)    (46,070,150)
                                                             =============    =============   =============

                                                                         GOVERNMENT RESERVES
                                                             ---------------------------------------------
                                                             PERIOD ENDED        YEARS ENDED JULY 31,
                                                           OCTOBER 31, 2003*     2003            2002
                                                             -------------   -------------   -------------


NET ASSETS AT BEGINNING OF PERIOD .......................    $ 210,085,321   $ 239,341,844   $ 261,991,392
                                                             -------------   -------------   -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ................................           39,770         969,392       3,428,673
   Net realized gain (loss) on investments sold .........               --              --              --
                                                             -------------   -------------   -------------
     Net increase in net assets resulting from operations           39,770         969,392       3,428,673
                                                             -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ................................          (39,781)       (969,392)     (3,428,673)
                                                             -------------   -------------   -------------
     Total Distributions to shareholders ................          (39,781)       (969,392)     (3,428,673)
                                                             -------------   -------------   -------------

SHARE TRANSACTIONS:
   Net proceeds from sales of shares ....................      194,097,671     602,364,126     693,341,469
   Issued to shareholders in reinvestment of dividends ..           39,780         969,389       3,428,673
   Cost of shares repurchased ...........................     (179,009,223)   (632,590,038)   (719,419,690)
                                                             -------------   -------------   -------------
     Net increase (decrease) from share transactions ....       15,128,228     (29,256,523)    (22,649,548)
                                                             -------------   -------------   -------------
     Net increase (decrease) in net assets ..............       15,128,217     (29,256,523)    (22,649,548)
                                                             -------------   -------------   -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..........    $ 225,213,538   $ 210,085,321   $ 239,341,844
                                                             =============   =============   =============

(A) Undistributed (overdistributed) net investment income    $         (11)  $          --   $          --
                                                             =============   =============   =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold .................................................      194,097,671     602,364,126     693,341,469
   Issued to shareholders in reinvestment of dividends ..           39,780         969,389       3,428,673
   Repurchased ..........................................     (179,009,223)   (632,590,038)   (719,419,690)
                                                             -------------   -------------   -------------
     Net increase (decrease) in shares outstanding ......       15,128,228     (29,256,523)    (22,649,548)
                                                             =============   =============   =============

---------------------------
* For the period August 1, 2003 through October 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                    18 - 19

PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       PERIOD ENDED                                                               PERIOD ENDED
                                        OCTOBER 31,                     YEARS ENDED JULY 31,                        JULY 31,
                                                       -------------------------------------------------------
                                          2003(1)         2003           2002           2001           2000          1999(2)
                                        ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period .. $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                        ----------     ----------     ----------     ----------     ----------     ----------
Income from Investment Operations:
   Net investment income ..............         --(3)          --(3)        0.01           0.05           0.05           0.04
                                        ----------     ----------     ----------     ----------     ----------     ----------
Less Distributions:
   Distributions from net
     investment income ................         --(3)          --(3)       (0.01)         (0.05)         (0.05)         (0.04)
                                        ----------     ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in
   net asset value ....................         --             --             --             --             --             --
                                        ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period ........ $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                        ==========     ==========     ==========     ==========     ==========     ==========

Total Return ..........................       0.02%**        0.46%          1.42%          4.83%          5.09%          3.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ...... $3,877,872     $3,879,789     $4,488,637     $5,123,427     $4,330,068     $4,250,399
Ratios to average net assets:
   Net investment income ..............       0.09%*         0.47%          1.44%          4.65%          4.98%          4.10%*
   Operating expenses .................       1.02%*         1.03%          1.03%          0.98%          0.92%          0.96%*

-----------------------
*      Annualized
**     Not annualized
(1)    For the period August 1, 2003 to October 31, 2003.
(2)    The Fund commenced operations on September 22, 1998.
(3) Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       PERIOD ENDED                                                               PERIOD ENDED
                                        OCTOBER 31,                     YEARS ENDED JULY 31,                        JULY 31,
                                                       -------------------------------------------------------
                                          2003(1)         2003           2002           2001           2000          1999(2)
                                        ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period .  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                        ----------     ----------     ----------     ----------     ----------     ----------
Income from Investment Operations:
   Net investment income (A) .........          --(3)          --(3)        0.01           0.03           0.03           0.02
                                        ----------     ----------     ----------     ----------     ----------     ----------
Less Distributions:
   Distributions from
     net investment income ...........          --(3)          --(3)       (0.01)         (0.03)         (0.03)         (0.02)
                                        ----------     ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in
   net asset value ...................          --             --             --             --             --             --
                                        ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period .......  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                        ==========     ==========     ==========     ==========     ==========     ==========

Total Return .........................        0.01%**        0.28%          0.76%          2.72%          2.77%          1.82%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) .....  $  162,064     $  162,895     $  177,913     $  223,983     $  169,133     $  177,840
Ratios to average net assets:
   Net investment income including
     waiver ..........................        0.05%*         0.28%          0.77%          2.67%          2.72%          2.09%*
   Operating expenses including
     waiver ..........................        0.95%*         1.03%          1.05%          1.01%          0.96%          0.99%*
   Operating expenses excluding
     waiver ..........................        1.08%*         1.04%          1.05%          1.01%          0.96%          0.99%*

--------------------------
*      Annualized
**     Not annualized
(1)    For the period August 1, 2003 to October 31, 2003.
(2)    The Fund commenced operations on September 22, 1998.
(3) Net investment income per share and distributions from net investment income were less than $0.005.
(A) Net investment income per share before the waiver of fees by the Investment Advisor and/or its affiliates for the period ended October 31, 2003(1), the years ended July 31, 2003, 2002, 2001, 2000 and the period ended July 31, 1999(2) was $0.00(3), $0.00(3), $0.01, $0.03,
       $0.03 and $0.02, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       PERIOD ENDED                                                               PERIOD ENDED
                                        OCTOBER 31,                     YEARS ENDED JULY 31,                        JULY 31,
                                                       -------------------------------------------------------
                                          2003(1)         2003           2002           2001           2000          1999(2)
                                        ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period .  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                        ----------     ----------     ----------     ----------     ----------     ----------
Income from Investment Operations:
   Net investment income (A) .........          --(3)          --(3)        0.01           0.05           0.05           0.03
                                        ----------     ----------     ----------     ----------     ----------     ----------
Less Distributions:
   Distributions from
     net investment income ...........          --(3)          --(3)       (0.01)         (0.05)         (0.05)         (0.03)
                                        ----------     ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in
   net asset value ...................          --             --             --             --             --             --
                                        ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period .......  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                        ==========     ==========     ==========     ==========     ==========     ==========

Total Return .........................        0.02%*         0.41%          1.33%          4.78%          4.94%          3.49%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) .....  $  225,214     $  210,085     $  239,342     $  261,991     $  165,278     $  156,853
Ratios to average net assets:
   Net investment income including
     waiver ..........................        0.07%*         0.42%          1.36%          4.58%          4.84%          4.00%*
   Operating expenses including
     waiver ..........................        1.05%*(B)      1.04%          1.05%          1.01%          0.95%          0.99%*
   Operating expenses excluding
     waiver ..........................        1.05%*         1.04%          1.05%          1.01%          0.95%          0.99%*

-------------------------
*      Annualized
**     Not annualized
(1)    For the period August 1, 2003 to October 31, 2003.
(2)    The Fund commenced operations on September 22, 1998.
(3) Net investment income per share and distributions from net investment income were less than $0.005.
(A) Net investment income per share before waiver fees by the Investment Advisor and/or its affiliates for the period ended October 31, 2003(1), the years ended July 31, 2003, 2002, 2001, 2000 and the period ended July 31, 1999(2) was $0.00(3), $0.00(3), $0.01, $0.05, $0.05 and $0.03,
       respectively.
(B) Fees waived by the Investment Advisor and/or its affiliates were less than 0.005%.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION

The Galaxy Fund (the "Trust" or "Galaxy") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

         Galaxy Prime Reserves
         ("Prime Reserves")
         Galaxy Tax-Exempt Reserves
         ("Tax-Exempt Reserves")
         Galaxy Government Reserves
         ("Government Reserves")

INVESTMENT GOALS: The Prime Reserves and Government Reserves seek as high a level of current income as is consistent with liquidity and stability of principal. The Tax-Exempt Reserves seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

FUND SHARES: The Funds may issue an unlimited number of shares, which are offered continuously at net asset value.

2.     SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral securities are marked-to-market daily to ensure that their market value is at least equal, at all times to the repurchase price. (In the event that the market value of the collateral securities declines below the repurchase price of the repurchase agreement, additional securities will be required to be segregated.) A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

JOINT TRADING ACCOUNTS: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same

NOTES TO FINANCIAL STATEMENTS

collateral requirements as discussed above.

INCOME RECOGNITION: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

FEDERAL INCOME TAX STATUS: Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year ended October 31, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

3.     FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifica- tions are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. None of the funds had any reclasses for fiscal year ended October 31, 2003.

The tax character of distributions paid during the period August 1, 2003 through October 31, 2003 and the fiscal years ended 2003 and 2002 were as follows:

                              AUGUST 1, 2003 THROUGH
                                  OCTOBER 31, 2003
                              ----------------------
                               TAX-EXEMPT    ORDINARY
FUNDS                            INCOME       INCOME
---------------------------------------------------------

Prime Reserves                  $     --     $914,923
Tax-Exempt Reserves               20,929           --
Government Reserves                   --       39,781

                          FISCAL YEAR ENDED JULY 31, 2003
                          -------------------------------
                               TAX-EXEMPT    ORDINARY
FUNDS                            INCOME       INCOME
---------------------------------------------------------

Prime Reserves                $       --  $19,264,095
Tax-Exempt Reserves              487,838           --
Government Reserves                   --      969,392

                          FISCAL YEAR ENDED JULY 31, 2002
                          -------------------------------
                               TAX-EXEMPT    ORDINARY
FUNDS                            INCOME       INCOME
---------------------------------------------------------

Prime Reserves                $       --  $71,186,328
Tax-Exempt Reserves            1,573,542           --
Government Reserves                   --    3,428,673

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                              UNDISTRIBUTED  UNDISTRIBUTED
                               TAX-EXEMPT      ORDINARY
FUND                             INCOME         INCOME
----                          -------------  -------------
Prime Reserves                   $   --        $152,950
Tax-Exempt Reserves               4,693              --
Government Reserves                  --           5,680

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

FUND                            AMOUNT       EXPIRATION
----                            ------       ----------
Prime Reserves ..........       $2,360          2011
Tax-Exempt Reserves .....        1,944          2011

NOTES TO FINANCIAL STATEMENTS

4.     FEES AND COMPENSATION

On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), the previous investment advisor and administrator to the Funds, Colonial Management Associates, Inc., which provided pricing and bookkeeping services to the Funds, and several other affiliated entities merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co. Columbia is an indirect, wholly- owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Funds' investment advisor, administrator and pricing and bookkeeping agent. The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

INVESTMENT ADVISORY FEE

Columbia is the investment advisor of each of the Funds and receives a monthly fee, computed daily and payable monthly, based on each Fund's average daily net assets at the following annual rates:

               FEES ON AVERAGE       FEES ON AVERAGE
              DAILY NET ASSETS      DAILY NET ASSETS
             UP TO $750 MILLION  EXCEEDING $750 MILLION
             ------------------  ----------------------
Each Fund           0.40%                 0.35%

For the period August 1, 2003 through October 31, 2003, the effective investment advisory fee rates for the Prime Reserves, Tax-Exempt Reserves and Government Reserves were 0.36%, 0.40% and 0.40%, respectively.

ADMINISTRATION FEE

Columbia is responsible for providing administrative and other services to each Fund. Columbia has delegated those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group.

Effective June 5, 2003, Columbia receives a fee under its administration agreement with the Funds, based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

         AVERAGE DAILY NET ASSETS   FEE RATE
         ------------------------   --------
         First $30 billion           0.067%
         Over $30 billion            0.050%

For the period November 15, 2002 through June 4, 2003, Columbia was entitled to receive fees under the administration agreement of 0.067% based on the combined average daily net assets of the Funds and the other funds offered by the Trust.

Prior to November 15, 2002, the administration fee was computed based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

         AVERAGE DAILY NET ASSETS   FEE RATE
         ------------------------   --------
         First $2.5 billion          0.0900%
         Next $2.5 billion           0.0850%
         Next $7 billion             0.0750%
         Next $3 billion             0.0650%
         Next $3 billion             0.0600%
         Next $3 billion             0.0575%
         Next $9 billion             0.0525%
         Over $30 billion            0.0500%

Prior to July 22, 2002, PFPC served as the Trust's administrator pursuant to an agreement with the Trust and subject to the same fee arrangements described above. Effective July 22, 2002, PFPC serves as the sub-administrator to the Trust and receives a portion of the administration fees collected by the Trust.

NOTES TO FINANCIAL STATEMENTS

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Columbia has delegated those functions to PFPC pursuant to certain fee arrangements.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee, in addition to out-of-pocket costs for pricing services, based on the average daily net assets of each Fund as follows:

AVERAGE DAILY NET ASSETS                             FEE RATE
------------------------                             --------
  Under $50 million.............................      $25,000
  Of $50 million but less than $200 million ....      $35,000
  Of $200 million but less than $500 million ...      $50,000
  Of $500 million but less than $1 billion......      $85,000
  In excess of $1 billion.......................     $125,000

Columbia pays the total fees collected to PFPC as the sub-pricing and bookkeeping agent to the Funds. Prior to July 22, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administration agreement with the Trust and subject to the same fee arrangements.

CUSTODY FEE

Effective January 6, 2003, PFPC Trust Company, a member of PNC Financial Services Group, became the Trust's custodian bank. Prior to that date, JPMorgan Chase Bank ("JPMorgan") served as the Trust's custodian bank. In accordance with certain fee arrangements, FIA paid JPMorgan the total custody fees collected from the Funds.

TRANSFER AGENT FEE

PFPC (the "Transfer Agent"), provides shareholder services for a monthly fee based on the number of shareholder accounts or a minimum of $5,000 annually per Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

DISTRIBUTION AND SERVICE FEES

Liberty Funds Distributor Inc., (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares. Effective October 13, 2003 Liberty Funds Distributor, Inc. changed its name to Columbia Funds Distributor, Inc.

Prior to July 22, 2002, PFPC Distributors, Inc. a wholly owned subsidiary of PFPC and an indirect, wholly owned subsidiary of PNC Financial Services Group, acted as the exclusive distributor of the Fund's shares.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for administrative support services provided to shareholders of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets of a Fund. Payments by the Trust for shareholder administrative support services may not exceed an annual rate of 0.25% of the average daily net assets of a Fund's outstanding shares. The Trust is currently limiting payments under the Plan to an aggregate fee of not more than 0.56% of the average net assets of the Prime Reserves and not more than 0.51% of the average net assets of Tax-Exempt Reserves and Government Reserves.

For the period August 1, 2003 through October 31, 2003, the Funds paid fees under the Plan as follows:

                             SHAREHOLDER
FUND                          SERVICES     DISTRIBUTION
----                         -----------   ------------
Prime Reserves ..........     $2,440,862    $3,026,669
Tax-Exempt Reserves......        104,625       108,809
Government Reserves......        146,447       152,304

NOTES TO FINANCIAL STATEMENTS

FEE WAIVERS

Columbia and its affiliates have voluntarily agreed to waive fees and/or reimburse the Funds for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed certain expense limitations. The respective parties, at their discretion, may revise or discontinue the voluntary waivers and/or reimbursements at any time. For the period August 1, 2003 through October 31, 2003, Columbia and its affiliates waived fees in the amount of $52,244 and $428 for Tax-Exempt Reserves and Government Reserves, respectively.

FEES PAID TO OFFICERS AND TRUSTEES

The Funds pay no compensation to their officers. The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER

Expenses for the period August 1, 2003 through October 31, 2003 include legal fees of $39,560, $1,288 and $1,564 for Prime Reserves, Tax-Exempt Reserves and Government Reserves, respectively, paid to Drinker Biddle & Reath LLP. A partner of that firm serves as an officer of the Trust.

5.     DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

The Tax-Exempt Reserves holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At October 31, 2003, investments in these insured securities or securities secured by a line of credit represented 67.39% of the Fund. The value of investments insured by or supported by a letter of credit from institutions that represent greater than 5% of the total market value on investments are as follows: Wells Fargo Bank, N.A., 14.92%, SunTrust Bank, N.A., 8.55%, Fifth Third Bank, 7.94%, U.S. Bank, N.A., 7.74% and Northern Trust Co., 5.70%.

6.     COMPARABILITY OF FINANCIAL STATEMENTS

The Funds have changed their fiscal year end from July 31 to October 31.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of The Galaxy Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Galaxy Prime Reserves Fund, Galaxy Tax-Exempt Reserves Fund and Galaxy Government Reserves Fund (three of the portfolios comprising The Galaxy Fund) (collectively, the "Funds") as of October 31, 2003, and the related statements of operations for the period from August 1, 2003 to October 31, 2003 and for the year ended July 31, 2003, the statements of changes in net assets for the period from August 1, 2003 to October 31, 2003 and for each of the two years in the period ended July 31, 2003, and the financial highlights for the period from August 1, 2003 to October 31, 2003, for each of the four years in the period ended July 31, 2003, and for the period from September 22, 1998 (commencement of operations) to July 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Galaxy Prime Reserves Fund, Galaxy Tax-Exempt Reserves Fund and Galaxy Government Reserves Fund portfolios of The Galaxy Fund at October 31, 2003, the results of their operations for the period from August 1, 2003 to October 31, 2003 and for the year ended July 31, 2003, the changes in their net assets for the period from August 1, 2003 to October 31, 2003 and for each of the two years in the period ended July 31, 2003, and the financial highlights for the period from August 1, 2003 to October 31, 2003, for each of the four years in the period ended July 31, 2003, and for the period from September 22, 1998 (commencement of operations) to July 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                        /S/ ERNST & YOUNG LLP


 Boston, Massachusetts
 December 8, 2003

TAX INFORMATION (UNAUDITED)

During the period August 1, 2003 through October 31, 2003, the Prime Reserves and the Government Reserves earned 9.03% and 19.97% of its income from direct obligations of the U.S. Government, respectively. Appropriate tax information detailing U.S. Government income percentages on a calender year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

100% of the income earned by the Tax-Exempt Reserves will generally qualify as exempt from federal taxation.

TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)

The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." The Funds' Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-866-840-5469.

                               TERM OF                                    NUMBER OF
                              OFFICE AND                                PORTFOLIOS IN
                  POSITION(S) LENGTH OF                                FUND COMPLEX(3)
 NAME, ADDRESS     HELD WITH    TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY            OTHER DIRECTORSHIPS
    AND AGE(1)       GALAXY   SERVED(2)     DURING PAST 5 YEARS            TRUSTEE               HELD BY TRUSTEE(4)
 -------------    ----------- ----------  -----------------------      ---------------          -------------------

INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr. Chairman  Since    Chairman, Director and Treasurer,       13      Director, Utica First Insurance
Age 70               & Trustee 4/2/86   Vicks Lithograph & Printing                     Company; Director, SBU Bank;
                                        Corporation (book manufacturing).               Director, Partners Trust Financial
                                                                                        Group; Director, Monitor Life
                                                                                        Insurance Company; Director,
                                                                                        Commercial Travelers Mutual
                                                                                        Insurance Company.

Louis DeThomasis     Trustee   Since    President, Saint Mary's University      13                 None
Age 63                         7/24/86  of Minnesota.

Kenneth A. Froot(5)  Trustee   Since    Professor of Finance,                   14                 None
Age 46                         12/5/00  Harvard University.

James M. Seed        Trustee   Since    President, The Astra Ventures,          13      Chairman and Director,
Age 62                         5/26/88  Incorporated (oil and gas exploration;          Fischer-Watt Gold Co.;
                                        private equity).                                Director, XSCI, Inc.

                               TERM OF                                    NUMBER OF
                              OFFICE AND                                PORTFOLIOS IN
                  POSITION(S) LENGTH OF                                FUND COMPLEX(3)
 NAME, ADDRESS     HELD WITH    TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY            OTHER DIRECTORSHIPS
    AND AGE(1)       GALAXY   SERVED(2)     DURING PAST 5 YEARS            TRUSTEE               HELD BY TRUSTEE(4)
 -------------    ----------- ----------  -----------------------      ---------------          -------------------
INTERESTED TRUSTEE

John T. O'Neill(6)   Trustee   2/25/88  Private Investor; Executive Vice        13                  None
Age 59                                  President and Chief Financial Officer,
                                        Hasbro, Inc. (toy and game
                                        manufacturer) until December 1999.

OFFICERS

Joseph R. Palombo(7) President Since    Chief Operating Officer, Columbia       N/A                  N/A
One Financial Center           2/27/03  Management Group, Inc., since
Boston, MA 02111                        November 2001; Chief Operations
Age 50                                  Officer of Mutual Funds, Liberty
                                        Financial Companies, Inc., from August
                                        2000 to November 2001; Executive Vice
                                        President, Stein Roe & Farnham
                                        Incorporated, since April 1999 and
                                        Director since September 2000; Executive
                                        Vice President and Director, Colonial
                                        Management Associates. Inc., since April
                                        1999; Executive Vice President and Chief
                                        Administrative Officer, Liberty Funds
                                        Group, LLC, since April 1999; Trustee
                                        and Chairman of the Board, the Stein Roe
                                        Family of Funds, since October 2000;
                                        Manager, Stein Roe Floating Rate Limited
                                        Liability Company, since October 2000;
                                        Vice President, the Liberty Funds, from
                                        April 1999 to August 2000; Chief
                                        Operating Officer and Chief Compliance
                                        Officer, Putnam Mutual Funds, from
                                        December 1993 to March 1999.

                               TERM OF                                    NUMBER OF
                              OFFICE AND                                PORTFOLIOS IN
                  POSITION(S) LENGTH OF                                FUND COMPLEX(3)
 NAME, ADDRESS     HELD WITH    TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY            OTHER DIRECTORSHIPS
    AND AGE(1)       GALAXY   SERVED(2)     DURING PAST 5 YEARS            TRUSTEE               HELD BY TRUSTEE(4)
 -------------    ----------- ----------  -----------------------      ---------------          -------------------
Glen P. Martin        Vice     Since    Director, Strategy and Product          N/A                 N/A
One Financial Center President 9/5/02   Management Division, and Senior
Boston, MA 02111                        Vice President, Columbia
Age 44                                  Management Group, Inc., since
                                        March 2002; Interim Managing Director,
                                        Mutual Fund Division, and Senior Vice
                                        President, Fleet Investment Management,
                                        from April 2001 to March 2002; Director,
                                        Product Development and Marketing and
                                        Senior Vice President, Fleet Investment
                                        Management, from March 1999 to April
                                        2001; Vice President of Investment
                                        Marketing Management, Fleet Investment
                                        Management, from May 1997 to March 1999.

Vicki L. Benjamin(8)   Chief    Since   Controller of the Columbia Funds        N/A                 N/A
One Financial Center Accounting 9/5/02  and of the Liberty All-Star Funds since
Boston, MA 02111     Officer            May, 2002; Chief Accounting Officer of
Age 42                and               the Columbia Funds and Liberty All-Star
                     Controller         Funds since June, 2001; Controller and
                                        Chief Accounting Officer of Galaxy Funds
                                        since September, 2002 (formerly Vice
                                        President, Corporate Audit, State Street
                                        Bank and Trust Company from May, 1998 to
                                        April, 2001).

J. Kevin
Connaughton(9)        Treasurer Since   Treasurer of Columbia Funds and         N/A                 N/A
One Financial Center           9/5/02   of the Liberty All-Star Funds since
Boston, MA 02111                        December, 2000; Vice President of the
Age 39                                  Advisor since April, 2003 (formerly
                                        Controller of the Liberty Funds and of
                                        the Liberty All-Star Funds from
                                        February, 1998 to October, 2000);
                                        Treasurer of the Galaxy Funds since
                                        September 2002; Treasurer, Columbia
                                        Management Multi- Strategy Hedge Fund,
                                        LLC since December, 2002 (formerly Vice
                                        President of Colonial from February,
                                        1998 to October, 2000).

                               TERM OF                                    NUMBER OF
                              OFFICE AND                                PORTFOLIOS IN
                  POSITION(S) LENGTH OF                                FUND COMPLEX(3)
 NAME, ADDRESS     HELD WITH    TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY            OTHER DIRECTORSHIPS
    AND AGE(1)       GALAXY   SERVED(2)     DURING PAST 5 YEARS            TRUSTEE               HELD BY TRUSTEE(4)
 -------------    ----------- ----------  -----------------------      ---------------          -------------------
W. Bruce McConnel    Secretary Since    Partner of the law firm Drinker         N/A                 N/A
One Logan Square               4/3/86   Biddle & Reath LLP.
18th & Cherry Streets
Philadelphia, PA 19103
Age 60

------------------------
1.     Each trustee may be contacted by writing to the trustee, c/o The Galaxy
       Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P.
       Martin.
2.     Each trustee holds office for an indefinite term until the earliest of:
       (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the
       Trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with
       Galaxy's Code of Regulations; or (c) Galaxy terminates.
3.     The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment advisor.
       Each trustee oversees the thirteen Galaxy portfolios that are currently offered for sale. Galaxy is authorized to offer three additional portfolios that had not commenced operations as of the date of this report. Prior to December 9, 2002 and April 14, 2003, each trustee also was a trustee of Galaxy Fund II and The Galaxy VIP Fund, respectively. On
       December 9, 2002 and April 14, 2003, Galaxy Fund II and The Galaxy VIP
       Fund, respectively, were reorganized into the Liberty Family of Funds.
       Mr. Froot is a Director of Columbia Management Multi-Strategy Hedge Fund,
       LLC, a Delaware limited liability company registered under the 1940 Act, which is advised by Columbia.
4.     Directorships of companies required to report to the Securities and
       Exchange Commission under the Securities Exchange Act of 1934 (i.e.,
       "public companies") or other investment companies registered under the
       1940 Act that are not in the Fund Complex.
5.     Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Columbia. On
       June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.
6.     Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial Corporation.
7.     Mr. Palombo served as Vice President of Galaxy from September 5, 2002 until February 27, 2003.
8.     Ms. Benjamin also serves as Chief Accounting Officer and Controller of the Columbia Funds and the Liberty All-Star Family of Funds ("Liberty
       All-Star Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.
9.     Mr. Connaughton also serves as Treasurer of the Columbia Funds and the Liberty All-Star Funds.

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

IMPORTANT INFORMATION ABOUT THIS REPORT

The transfer agent for The Galaxy Fund ("Galaxy") is:

         PFPC, Inc.
         P.O. Box 6520
         Providence RI 02940-6520

Galaxy mails one shareholder report to each shareholder address. If you would like more than one report, please call PFPC, Inc. toll-free at 1-866-840-5469 and additional reports will be sent to you.

Financial advisors who want additional information about the Galaxy Prime Reserves, Government Reserves and Tax-Exempt Reserves Funds should contact the distributor at the following address or telephone number:

         Columbia Funds Distributor, Inc.
         One Financial Center
         Boston MA 02111
         800.426.3750.

PLEASE NOTE THE DISTRIBUTOR'S NEW NAME AS OF OCTOBER 13, 2003.

This report has been prepared for the shareholders of the following funds:
Galaxy Prime Reserves, Government Reserves and Tax-Exempt Reserves.

Annual report:
Galaxy Reserves Money Market Funds

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that John T. O'Neill, a Trustee and member of the registrant's Audit Committee, qualifies as an audit committee financial expert. Mr. O'Neill is not "independent" as that term is defined in paragraph (a)(2) of this item's instructions because he is considered to be an "interested person" of the registrant as defined by the Investment Company Act of 1940. He is an "interested person" of the registrant because he owns securities issued by FleetBoston Financial Corporation, the parent of the registrant's investment adviser.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Galaxy Fund

By (Signature and Title)* /S/ Joseph R. Palombo
                         -------------------------------------------------------
                           Joseph R. Palombo, President
                           (principal executive officer)

Date     December 23, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ Joseph R. Palombo
                         -------------------------------------------------------
                           Joseph R. Palombo, President
                           (principal executive officer)

Date     December 23, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ J. Kevin Connaughton
                         -------------------------------------------------------
                           J. Kevin Connaughton, Treasurer
                           (principal financial officer)

Date     December 23, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.